UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
200 West Street	Dechert LLP
New York, NY 10282	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2010

Financial Square Funds
Federal
Government
Money Market
Prime Obligations
Tax-Free Money Market
Treasury Instruments
Treasury Obligations

Goldman Sachs Funds – Financial Square Funds

■	FEDERAL

■	GOVERNMENT

■	MONEY MARKET

■	PRIME OBLIGATIONS

■	TAX-FREE MONEY MARKET

■	TREASURY INSTRUMENTS

■	TREASURY OBLIGATIONS

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Market Review	2
Portfolio Management Discussion and Analysis	4
Yield Summary	5
Sector Allocations	6
Schedules of Investments	8
Financial Statements	44
Notes to Financial Statements	53
Financial Highlights	68
Other Information	82

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDS – FINANCIAL SQUARE FUNDS

Principal Investment Strategies and Risks

Taxable Funds: The Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal and Government Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Prime Obligations and Money Market Funds pursue their investment objectives by investing in U.S. Government Securities (as defined in the Funds’ prospectus), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Money Market Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Treasury Obligations Fund pursues its investment objective by investing only in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government securities and repurchase agreements relating to such securities. The Treasury Instruments and Federal Funds pursue their investment objectives by limiting their investments only to U.S. Treasury Obligations (as defined in the Fund’s Prospectus) and U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. You should consult your tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in your own state.

In order to obtain a rating from a rating organization, the Prime Obligations, Money Market, Treasury Instruments, Treasury Obligations, Federal and Government Funds will be subject to additional investment restrictions.

Tax-Exempt Fund: The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”).

In order to obtain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

MARKET REVIEW

Goldman Sachs Funds – Financial Square Funds

Economic and Market Review

The six months ended February 28, 2010 (the “Reporting Period”) were far less “exciting” and eventful than the months that preceded them, with the Federal Reserve Board (the Fed) maintaining the target federal funds rate near zero throughout, thus driving the dominant theme in the money markets — that is, low yields.

Before the Reporting Period began, shocks to the global financial system, which peaked in September 2008, caused market participants to reduce risk in their investment portfolios in such dramatic fashion as to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (“FDIC”), along with several global banking bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. For example, in an effort to restore confidence in retail and institutional money market funds, the U.S. Treasury Department created a Temporary Guarantee Program for money market funds. The Federal Reserve Bank of Boston implemented the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility (“AMLF”) to provide a source of liquidity for asset-backed securities held by money market funds. The Federal Reserve Bank of New York created a Commercial Paper Funding Facility (“CPFF”) to provide liquidity to U.S. issuers of both unsecured commercial paper and asset-backed commercial paper through what is known as a special purpose vehicle. In other words, the CPFF was designed to provide a backstop financing facility to ensure that corporations would have the ability to repay maturing debt and finance current operations by purchasing commercial paper directly. To further address credit and liquidity concerns, FDIC-insured depository institutions, such as banks, thrifts and certain holding companies, were given the ability to issue senior unsecured debt guaranteed under the Temporary Liquidity Guarantee Program (“TLGP”).

These temporary liquidity facilities, along with a streak of improving economic data, helped stabilize demand for money market funds as 2009 progressed. Indeed, as liquidity and confidence returned to the money markets during the second half of the calendar year, some of these facilities expired with little effect on the asset class. Other facilities, including the CPFF and the AMLF, were extended until February 2010 in order to provide continued support to the money markets. The Fed announced that the purchase of over $300 billion of Treasury securities would be completed by October 2009, months earlier than originally planned. Meanwhile, the European Central Bank (“ECB”) announced the start of a one-year repurchase operation, providing attractive, longer-term financing for eligible European banks, wherein the ECB would lend money at a 1% interest rate. The ECB’s first auction in June 2009 was met with strong demand, and it held a second auction in September 2009. Both auctions had the effect of reducing the need of Yankee banks, or foreign banks with operations in the U.S., to seek financing in the U.S. commercial paper market.

Although conditions in the economy and in the financial markets generally improved during the Reporting Period, the Fed expected economic activity to remain weak for some time and thus kept the 0% to 0.25% target range for the federal funds rate it had first established in December 2008. More specifically, the Fed stated, “Household spending appears to be expanding but remains constrained by ongoing job losses, sluggish income growth, lower housing wealth, and tight credit.” Nevertheless, the Fed raised the discount

MARKET REVIEW

rate, i.e. the rate it charges banks for short-term loans, by 0.25% in mid-February 2010. In raising the discount rate from 0.50% to 0.75%, the Fed appeared to signal that it was focused on dismantling the emergency policies crafted to battle the financial crisis. At the same time, however, the Fed sought to counter the impression that its decision indicated an imminent tightening of its targeted federal funds rate, saying, “The modifications are not expected to lead to tighter financial conditions for households and businesses and do not signal any change in the outlook for the economy or for monetary policy.”

The combination of all of these factors led both the taxable and tax-exempt money markets to face declining yields throughout 2009 and into 2010. These factors also led the taxable and tax-exempt money market yield curves, or spectrums of maturities, to flatten over the Reporting Period as a whole, meaning the difference between yields at the short-term end of the money market yield curve and the longer-term end narrowed.

Looking Ahead

We expect the Fed to maintain its near-zero targeted federal funds rate for much of 2010. Indeed, in our view, the Fed is not likely to begin tightening policy until solid economic growth becomes apparent. This may take some time, as we believe anticipated costs of health care reform, a persistently high unemployment rate hovering around 10%, and consumer spending pressures weigh on economic growth prospects over the coming months. On the positive side, we continue to observe improvement in economic activity across a number of leading indicators. We believe that the long-term inflation outlook will be influenced, among other factors, by massive government credit creation and the U.S. Treasury Department’s borrowing needs.

PORTFOLIO RESULTS

Goldman Sachs Funds – Financial Square Funds

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Financial Square Funds’ performance and positioning for the Reporting Period.

Q	How did you manage the Financial Square Funds (the “Funds”) during the Reporting Period?

A	The Funds’ yields moved lower over the course of the six-month Reporting Period due primarily to the factors discussed in the Economic and Market Review. We also sacrificed some yield by emphasizing overnight liquidity and steering away from higher-yielding asset-backed commercial paper in favor of lower-yielding conservative investments, such as U.S. Treasury and agency securities.

Q	How were the taxable Funds invested?

A	The taxable Funds had investments in commercial paper, asset-backed commercial paper, Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposit during the Reporting Period. Our focus was on securities with one- to three-month maturities, although we did make purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	How was the tax-exempt Fund invested?

A	The tax-exempt Fund had investments in variable rate demand notes (VRDNs), tax-exempt commercial paper, municipal put bonds, tax and revenue anticipation notes, bond anticipation notes and serial bonds (including revenue bonds and general obligations) during the Reporting Period. Although our focus was on securities with one- to three-month maturities, we made purchases with longer maturities when we saw backups, or falling prices, as we sought to lock in the higher yields then available.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	In addition to making adjustments in the Funds’ weighted average maturity as market conditions shifted, we increased the Funds’ concentrations in overnight securities. Within the taxable funds, we also focused more of our investing in government agency and Treasury securities.

During the Reporting Period, the Securities and Exchange Commission (SEC) made a number of regulatory changes that affected money market funds. These included stricter liquidity and credit standards and shorter maturity profiles, which are meant to protect against market disruptions similar to those seen in the fall of 2008. Many money market funds, such as the Financial Square Funds, had already implemented these changes prior to their adoption by the SEC.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	We will continue to carefully watch market conditions and how they affect the performance of asset-backed commercial paper assets, especially the performance of underlying collateral, credit enhancement and liquidity agreements, and program ratings. We also intend to maintain a healthy liquidity position in the Funds for the near term and to seek opportunities to lengthen the Funds’ weighted average maturity when we see yields improve. Of course, we will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to strategically navigate the interest rate environment.

YIELD SUMMARY

Goldman Sachs Funds – Financial Square Funds
as of February 28, 2010

SUMMARY OF THE INSTITUTIONAL SHARES* AS OF 2/28/10

		SEC 7–Day	SEC 7–Day	SEC 30–Day	Weighted
	7–Day	Current	Effective	Average	Avg. Maturity
Funds	Dist. Yield	Yield	Yield	Yield	(days)

Federal	0.01%	-0.01%	-0.01%	0.01%	39
Government	0.01	-0.02	-0.02	0.02	29
Money Market	0.05	0.03	0.03	0.06	26
Prime Obligations	0.05	0.03	0.03	0.05	41
Tax-Free Money Market	0.10	0.10	0.10	0.09	28
Treasury Instruments	0.01	0.00	0.00	0.01	36
Treasury Obligations	0.01	-0.04	-0.04	0.01	22

*	Each Financial Square Fund offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional Shares do not have a service fee. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support and/or personal and account maintenance services. The Select, Preferred, Capital, Administration and Service Shares pay 0.03%, 0.10%, 0.15%, 0.25% and 0.50%, respectively, of the daily average net assets of the respective shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs & Co. may voluntarily waive all or a portion of the existing administration and/or service fees of a Fund. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a Fund are calculated in accordance with securities industry regulations and do not include net capital gains. Standardized 7-Day Current Yield may differ from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends on a monthly basis for one year.

SECTOR ALLOCATIONS

Goldman Sachs Funds – Financial Square Funds

TAXABLE FUNDS†

As of February 28, 2010			Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	1.8%	—	—
Certificates of Deposit	—	—	—	—	—	—
Certificates of Deposit — Eurodollar	—	—	8.0%	—	—	—
Certificates of Deposit — Yankeedollar	—	—	4.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	11.7	28.5	—	—
Master Demand Notes	—	—	2.8	1.3	—	—
Medium-Term Notes	—	—	—	—	—	—
Repurchase Agreements	—	55.5%	37.9	30.2	—	82.0%
Time Deposits	—	—	7.2	—	—	—
U.S. Government Agency Obligations	71.1%	39.8	19.3	30.1	—	—
U.S. Government Guarantee Variable Rate Obligations	—	4.0	0.5	1.0	—	—
U.S. Treasury Obligations	28.9	—	0.6	—	96.1%	18.0
Variable Rate Obligations	—	—	7.6	4.3	—	—
Variable Rate Municipal Debt Obligations	—	—	0.6	3.1	—	—

As of August 31, 2009			Money	Prime	Treasury	Treasury
Security Type (Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	—	—	—
Certificates of Deposit	—	—	—	—	—	—
Certificates of Deposit — Eurodollar	—	—	4.3%	—	—	—
Certificates of Deposit — Yankeedollar	—	—	7.1	—	—	—
Commercial Paper & Corporate Obligations	—	—	18.9	24.4%	—	—
Master Demand Notes	—	—	1.0	2.0	—	—
Medium-Term Notes	—	—	—	—	—	—
Repurchase Agreements	—	52.3%	29.5	34.0	—	52.4%
Time Deposits	—	—	—	—	—	—
U.S. Government Agency Obligations	64.3%	41.0	28.1	32.9	—	—
U.S. Government Guarantee Commercial Paper	—	0.8	1.0	—	—	—
U.S. Government Variable Rate Obligations	—	1.8	1.7	0.4	—	—
U.S. Treasury Obligations	37.4	6.9	1.9	3.2	102.2%	48.5
Variable Rate Obligations	—	—	6.5	3.1	—	—

SECTOR ALLOCATIONS

TAX-FREE MONEY MARKET FUND†

Security Type
(Percentage of Net Assets)	As of February 28, 2010	As of August 31, 2009

Commercial Paper	4.9%	9.7%
Bond Anticipation Notes	0.2	0.2
General Obligation Bond	1.0	1.6
Put Bonds	0.1	3.1
Revenue Anticipation Notes	5.5	4.0
Revenue Bonds	0.2	0.6
Tax and Revenue Anticipation Notes	7.4	3.4
Tax Anticipation Notes	2.2	2.4
Variable Rate Obligations	77.7	76.9
Pre-Refunded Bonds	—	0.2

†	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 71.1%

Federal Farm Credit Bank(a)
$132,000,000	0.595%		03/01/10	$132,000,000
183,000,000	0.619		03/01/10	183,370,054
52,000,000	0.209		03/02/10	51,998,667
135,000,000	0.329		03/03/10	135,000,000
27,000,000	0.609		03/03/10	27,000,000
270,000,000	0.418		03/12/10	270,000,000
88,000,000	0.084		03/15/10	88,000,000
750,000,000	0.421		03/15/10	750,000,000
138,000,000	0.222		03/16/10	138,000,000
65,000,000	0.169		03/17/10	64,966,399
226,000,000	0.429		03/18/10	226,000,000
95,000,000	0.001		03/26/10	95,000,000
168,000,000	0.154		03/26/10	167,972,059
401,400,000	0.099		04/23/10	401,400,000
91,000,000	0.179		04/26/10	91,000,000
Federal Home Loan Bank
2,148,000,000	0.060		03/01/10	2,148,000,000
165,363,000	0.100		03/01/10	165,363,000
61,000,000	0.850	(a)	03/01/10	61,000,000
450,000,000	0.110		03/03/10	449,997,250
558,000,000	0.095		03/05/10	557,994,110
1,527,000,000	0.100		03/05/10	1,526,983,033
191,000,000	0.128	(a)	03/11/10	190,839,713
231,000,000	0.080		03/12/10	230,994,353
33,085,000	0.100		03/12/10	33,083,989
735,306,000	0.100		03/17/10	735,273,320
123,300,000	0.179	(a)	03/25/10	123,254,352
443,350,000	0.110		04/07/10	443,299,877
154,000,000	0.900		04/07/10	153,990,555
585,000,000	0.000	(a)	04/13/10	584,996,554
363,000,000	0.151	(a)	04/13/10	363,000,000
200,000,000	0.111	(a)	04/15/10	199,860,895
404,000,000	0.049	(a)	04/26/10	403,803,438
50,000,000	0.069	(a)	05/01/10	49,984,239
450,000,000	0.130	(a)	05/10/10	449,737,658
133,500,000	0.130	(a)	05/13/10	133,418,588
200,000,000	0.650		06/15/10	199,966,312
82,000,000	0.600		06/21/10	81,976,146
51,000,000	0.500		10/18/10	51,070,066
33,000,000	0.500		10/22/10	33,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$12,192,594,627

U.S. Treasury Obligations – 28.9%

United States Treasury Bills
$800,000,000	0.080%		03/25/10	$799,957,333
287,000,000	0.075		04/01/10	286,981,465
545,000,000	0.100		04/22/10	544,921,278
1,416,000,000	0.105		04/22/10	1,415,785,240
54,500,000	0.400		06/17/10	54,434,600
147,000,000	0.410		06/17/10	146,819,190
36,000,000	0.415		06/17/10	35,955,180
125,500,000	0.430		06/17/10	125,338,105

1,254,000,000	0.200		07/01/10	1,253,150,067
106,000,000	0.135		07/15/10	105,945,940
United States Treasury Note
190,000,000	1.500		10/31/10	191,354,076

TOTAL U.S. TREASURY OBLIGATIONS				$4,960,642,474

TOTAL INVESTMENTS – 100.0%				$17,153,237,101

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				432,282

NET ASSETS – 100.0%				$17,153,669,383

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect February 28, 2010.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – 39.8%

Federal Farm Credit Bank(a)
$135,650,000	0.209%		03/02/10	$135,646,522
141,000,000	0.178		03/08/10	140,962,444
150,000,000	0.178		03/09/10	149,960,042
247,000,000	0.178		03/12/10	246,907,697
247,000,000	0.156		03/14/10	246,846,593
148,000,000	0.151		03/15/10	147,898,284
155,000,000	0.169		03/17/10	154,919,875
Federal Home Loan Bank
308,000,000	0.850	(a)	03/01/10	308,000,000
828,000,000	0.128	(a)	03/11/10	827,305,145
319,500,000	0.179	(a)	03/25/10	319,381,715
300,000,000	0.000	(a)	04/01/10	300,003,780
150,000,000	0.950		04/05/10	149,989,471
468,360,000	0.900		04/07/10	468,332,294
1,850,000,000	0.000	(a)	04/13/10	1,849,989,103
1,000,000,000	0.049	(a)	04/26/10	999,513,459
125,000,000	0.069	(a)	05/01/10	124,960,597
337,000,000	0.130	(a)	05/13/10	336,794,487
169,425,000	0.650		06/15/10	169,396,462
269,500,000	0.600		06/21/10	269,421,601
50,000,000	0.500		10/18/10	50,068,692
80,500,000	0.500		10/22/10	80,500,000
Federal Home Loan Mortgage Corp.
657,300,000	0.235	(a)	03/03/10	657,195,446
30,336,000	0.327	(a)	03/09/10	30,379,966
700,000,000	0.148	(a)	03/11/10	699,348,292
490,000,000	0.149	(a)	03/20/10	489,625,525
208,543,000	0.311	(a)	04/01/10	208,842,057
18,500,000	0.303	(a)	04/07/10	18,522,903
1,000,000,000	0.151	(a)	04/12/10	1,000,000,000
91,216,000	0.109	(a)	05/01/10	91,202,832
40,600,000	0.160	(a)	05/04/10	40,589,426
552,139,000	0.179	(a)	05/05/10	552,074,855
800,000,000	0.180		05/18/10	799,688,000
65,124,000	0.230		06/28/10	65,074,488
152,000,000	0.230		07/01/10	151,881,525
Federal National Mortgage Association
300,000,000	0.141	(a)	04/13/10	299,966,841
4,050,000	0.130	(a)	05/13/10	4,047,576
592,000,000	0.540		07/12/10	590,818,960
592,140,000	0.200		07/15/10	591,692,605
1,949,000,000	0.270		08/16/10	1,946,544,260
493,000,000	0.300		09/01/10	492,244,067

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS				$16,206,537,887

U.S. Government Guarantee Variable Rate Obligations*(a) – 4.0%
Bank of America Corp.(b)
$5,000,000	1.077%		03/02/10	$5,077,302
Bank of America N.A.
595,000,000	0.299		04/29/10	595,000,000
Citibank N.A.(b)
6,950,000	0.401		03/30/10	6,966,397
19,380,000	0.251		04/12/10	19,395,331

Citigroup Funding, Inc.(b)
80,865,000	0.205		03/03/10	80,884,817
46,295,000	0.169		05/05/10	46,278,765
General Electric Capital Corp.
9,250,000	1.187	(b)	03/09/10	9,412,833
12,500,000	0.335		03/11/10	12,517,165
JPMorgan Chase & Co.(b)
110,775,000	0.381		04/01/10	111,023,030
Morgan Stanley & Co.
4,900,000	1.106	(b)	03/01/10	4,978,238
16,650,000	0.830		03/04/10	16,759,666
422,900,000	0.601	(b)	03/22/10	425,596,784
Regions Financial Corp.
85,700,000	0.906		03/10/10	86,154,728
Wells Fargo & Co.(b)
187,480,000	1.107		03/09/10	190,541,179

TOTAL U.S. GOVERNMENT GUARANTEE
VARIABLE RATE OBLIGATIONS				$1,610,586,235

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENTS				$17,817,124,122

Repurchase Agreements – Unaffiliated Issuers(c) – 53.0%

Banc of America Securities LLC
$250,000,000	0.120%		03/01/10	$250,000,000
Maturity Value: $250,002,500

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 01/01/38 to 12/01/39 and Federal National Mortgage Association, 6.000%, due 02/01/38. The aggregate market value of the collateral, including accrued interest, was $257,499,997.

Barclays Capital, Inc.
250,000,000	0.100		03/01/10	250,000,000
Maturity Value: $250,002,083
Collateralized by U.S. Treasury Note, 2.250%, due 01/31/15. The market value of the collateral, including accrued interest, was $255,000,051.
Joint Repurchase Agreement Account II
21,091,400,000	0.119		03/01/10	21,091,400,000
Maturity Value: $21,091,609,156

TOTAL REPURCHASE AGREEMENTS –
UNAFFILIATED ISSUERS				$21,591,400,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreement – Affiliated Issuers(c) – 2.5%

Goldman, Sachs & Co.
$1,000,000,000	0.120%	03/01/10	$1,000,000,000
Maturity Value: $1,000,010,000

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 9.500%, due 03/01/10 to 08/01/47 and Federal National Mortgage Association, 3.500% to 9.500%, due 02/01/15 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $1,019,999,543.

TOTAL INVESTMENTS – 99.3%			$40,408,524,122

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			305,262,747

NET ASSETS – 100.0%			$40,713,786,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2010, these securities amounted to $900,154,676 or approximately 2.2% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on February 26, 2010. Additional information on Joint Repurchase Agreement Account II appears on page 43.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – 11.7%

Amstel Funding Corp.
$40,000,000	0.450%		03/01/10	$40,000,000
54,000,000	0.600	(a)	04/01/10	53,972,100
Aspen Funding Corp.
100,000,000	0.190		03/19/10	99,990,500
75,000,000	0.200		04/12/10	74,982,500
Ciesco LLC
40,000,000	0.200		04/21/10	39,988,667
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	0.200		03/02/10	99,999,444
Enterprise Funding Co. LLC
76,580,000	0.280		07/12/10	76,500,782
General Electric Capital Corp.
180,000,000	0.190		04/28/10	179,944,900
Liberty Street Funding LLC
60,000,000	0.190		04/15/10	59,985,750
Lloyds TSB Group PLC
148,825,000	0.250		05/05/10	148,757,822
Matchpoint Master Trust
56,000,000	0.180		03/26/10	55,993,000
NRW. Bank
129,000,000	0.230		04/06/10	128,970,330
70,000,000	0.220		04/07/10	69,984,172
Park Avenue Receivables Co. LLC
80,405,000	0.160		03/16/10	80,399,640
Ranger Funding Co. LLC
40,000,000	0.210		04/09/10	39,990,900
50,313,000	0.280		07/19/10	50,258,215
Regency Markets No. 1 LLC
75,000,000	0.180		03/10/10	74,996,625
69,141,000	0.200		04/15/10	69,123,715
Standard Chartered PLC
95,000,000	0.250		03/25/10	94,984,167
200,000,000	0.250		03/26/10	199,965,278
Straight-A Funding LLC
179,000,000	0.180		03/09/10	178,992,840
Tasman Funding, Inc.
55,017,000	0.220		03/26/10	55,008,594
Thames Asset Global Securitization, Inc.
41,680,000	0.200		04/12/10	41,670,275
Ticonderoga Funding LLC
91,007,000	0.180		03/10/10	91,002,905
47,123,000	0.200		04/14/10	47,111,481
Variable Funding Capital Corp.
50,000,000	0.170		03/09/10	49,998,111
50,000,000	0.170		03/11/10	49,997,639
200,000,000	0.175		03/22/10	199,979,583
93,759,000	0.180		04/14/10	93,738,373

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$2,546,288,308

Certificates of Deposit – Eurodollar – 8.0%

Banco Bilbao Vizcaya Argentaria SA
$250,000,000	0.260%		03/31/10	$250,002,082
200,000,000	0.290		03/31/10	200,001,665

Credit Industriel et Commercial SA
250,000,000	0.335		04/26/10	250,013,601
ING Bank NV
390,000,000	0.255		03/12/10	390,000,000
National Australia Bank Ltd.
100,000,000	0.210		04/30/10	100,001,664
Societe Generale
240,000,000	0.255		03/22/10	240,000,699
295,000,000	0.250		04/12/10	295,003,439

TOTAL CERTIFICATES OF DEPOSIT – EURODOLLAR				$1,725,023,150

Certificates of Deposit – Yankeedollar – 4.1%

Calyon
$240,000,000	0.235%		05/04/10	$240,000,000
Mitsubishi UFJ Financial Group, Inc.
90,000,000	0.240		03/04/10	90,000,000
50,000,000	0.220		03/30/10	50,000,804
200,000,000	0.200		04/19/10	200,000,000
Royal Bank of Scotland Group PLC
300,000,000	0.275		03/29/10	300,000,000

TOTAL CERTIFICATES OF DEPOSIT – YANKEEDOLLAR				$880,000,804

Master Demand Note – 2.8%

Bank of America Securities LLC
$600,000,000	0.230%		04/12/10	$600,000,000

Time Deposits – 7.2%

BNP Paribas SA
$500,000,000	0.130%		03/01/10	$500,000,000
Calyon
500,000,000	0.150		03/01/10	500,000,000
Citibank N.A.
51,900,000	0.120		03/01/10	51,900,000
Lloyds TSB Bank PLC
250,000,000	0.140		03/01/10	250,000,000
Natixis SA
250,000,000	0.140		03/01/10	250,000,000

TOTAL TIME DEPOSITS				$1,551,900,000

U.S. Government Agency Obligations – 19.3%

Federal Home Loan Bank
$260,000,000	0.116	%(b)	03/01/10	$259,964,641
75,000,000	0.850	(b)	03/01/10	75,000,000
96,500,0\00	0.128	(b)	03/11/10	96,419,018
122,300,000	0.179	(b)	03/25/10	122,254,722
200,000,000	0.950		04/05/10	199,985,962
100,000,000	0.000	(b)	04/09/10	99,998,932

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$260,000,000	0.000	%(b)	04/13/10	$259,998,468
130,000,000	0.130	(b)	05/13/10	129,920,722
200,000,000	0.650		05/14/10	199,996,341
35,600,000	0.101	(b)	05/19/10	35,597,432
113,300,000	0.600		06/21/10	113,267,037
110,000,000	0.560		08/27/10	109,974,092
30,000,000	0.500		10/22/10	30,000,000
60,000,000	0.500		10/27/10	59,996,055
204,000,000	0.500		03/14/11	204,000,000
Federal Home Loan Mortgage Corp.
220,000,000	0.235	(b)	03/03/10	219,965,006
2,728,000	0.327	(b)	03/09/10	2,731,853
200,000,000	0.148	(b)	03/11/10	199,813,798
11,333,000	0.311	(b)	04/01/10	11,348,279
261,800,000	0.303	(b)	04/07/10	261,857,096
350,000,000	0.151	(b)	04/12/10	350,000,000
7,900,000	0.109	(b)	05/01/10	7,894,782
10,200,000	0.160	(b)	05/04/10	10,197,422
69,700,000	0.179	(b)	05/05/10	69,680,070
490,000,000	0.180		05/18/10	489,808,900
Federal National Mortgage Association
289,000,000	0.141	(b)	04/13/10	288,968,056
1,500,000	0.130	(b)	05/13/10	1,499,102
275,000,000	0.540		07/12/10	274,451,375

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$4,184,589,161

U.S. Government Gurarantee Variable Rate Obligation*(b) – 0.5%

Bank of America N.A.
$100,000,000	0.299%		04/29/10	$100,000,000

U.S. Treasury Obligations – 0.6%

United States Treasury Bills
$91,000,000	0.410%		06/17/10	$90,888,070
34,000,000	0.442		06/17/10	33,954,865

TOTAL U.S. TREASURY OBLIGATIONS				$124,842,935

Variable Rate Municipal Debt Obligations(b) – 0.6%

Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2007 E-3 RMKT (Bank of America N.A and California Public Employees Retirement System SPA)
$33,200,000	0.150%		03/04/10	$33,200,000

Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
25,000,000	0.300		03/04/10	25,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wachovia Bank N.A. SPA)
40,000,000	0.200		03/04/10	40,000,000
Texas State GO VRDN Refunding Taxable Veterans Land Series 2002 (Landesbank Hessen-Thueringen SPA)
27,085,000	0.270		03/02/10	27,085,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$125,285,000

Variable Rate Obligations(b) – 7.6%

Australia & New Zealand Banking Group Ltd.
$169,000,000	0.259%		03/25/10	$169,000,000
Banco Bilbao Vizcaya Argentaria SA
196,000,000	0.274		03/22/10	196,003,048
JPMorgan Chase & Co.
280,000,000	0.229		03/22/10	280,000,000
Rabobank Nederland
250,000,000	0.255		03/04/10	250,000,000
193,000,000	0.253		04/07/10	193,000,000
98,000,000	0.250		05/17/10	98,000,000
Westpac Banking Corp.
234,500,000	0.277		03/09/10	234,500,000
Westpac Securities New Zealand Ltd.
200,000,000	0.352		03/16/10	200,000,000
38,000,000	0.309		03/22/10	38,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,658,503,048

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$13,496,432,406

Repurchase Agreements – Unaffiliated Issuers(c) – 36.1%

Bank of America Securities LLC
$115,000,000	0.120%		03/01/10	$115,000,000
Maturity Value: $115,001,150

Collateralized by Federal National Mortgage Association, 4.000% to 5.500%, due 02/01/25 to 11/01/38 and Government National Mortgage Association, 5.000%, due 02/15/40. The aggregate market value of the collateral, including accrued interest, was $118,449,997.

Barclays Capital, Inc.
75,000,000	0.100		03/01/10	75,000,000
Maturity Value: $75,000,625

Collateralized by Federal National Mortgage Association, 5.500%, due 11/01/48 and Government National Mortgage Association, 4.000%, due 02/20/25. The aggregate market value of the collateral, including accrued interest, was $76,500,000.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements – Unaffiliated Issuers(c) – (continued)

Deutsche Bank Securities, Inc.
$100,000,000	0.120%	03/01/10	$100,000,000
Maturity Value: $100,001,000

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 01/01/40 and Federal National Mortgage Association, 4.500%, due 06/01/24. The aggregate market value of the collateral, including accrued interest, was $102,999,998.

Joint Repurchase Agreement Account I
4,000,000	0.100	03/01/10	4,000,000
Maturity Value: $4,000,033
Joint Repurchase Agreement Account II
7,537,500,000	0.119	03/01/10	7,537,500,000
Maturity Value: $7,537,574,747

TOTAL REPURCHASE AGREEMENTS – UNAFFILIATED ISSUERS			$7,831,500,000

Repurchase Agreements – Affiliated Issuers(c) – 1.8%

Goldman, Sachs & Co.
$400,000,000	0.120%	03/01/10	$400,000,000
Maturity Value: $400,004,000
Collateralized by Federal National Mortgage Association, 5.000% to 5.500%, due 08/01/37 to 05/01/38. The aggregate market value of the collateral, including accrued interest, was $407,999,998.

TOTAL INVESTMENTS – 100.3%			$21,727,932,406

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(65,065,384)

NET ASSETS – 100.0%			$21,662,867,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(c)	Unless noted, all repurchase agreements were entered into on February 26, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42-43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviations:
GO	—	General Obligation
RB	—	Revenue Bond
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note – 1.8%

Bank of America N.A.
$495,000,000	0.300%	07/09/10	$495,000,000

Commercial Paper and Corporate Obligations – 28.5%

Amstel Funding Corp.
$50,000,000	0.450%	03/01/10	$50,000,000
100,000,000	0.600 (a)	04/01/10	99,948,333
Amsterdam Funding Corp.
50,000,000	0.200	05/14/10	49,979,444
100,000,000	0.200	05/17/10	99,957,222
120,000,000	0.200	05/18/10	119,948,000
Aspen Funding Corp.
115,000,000	0.190	03/19/10	114,989,075
75,000,000	0.200	04/12/10	74,982,500
100,000,000	0.200	04/26/10	99,968,889
75,000,000	0.210	05/11/10	74,968,938
Atlantic Asset Securitization LLC
90,000,000	0.170	03/05/10	89,998,300
Atlantis One Funding Corp.
100,000,000	0.200	05/24/10	99,953,333
110,000,000	0.200	05/25/10	109,948,056
Cafco LLC
50,000,000	0.200	04/23/10	49,985,278
Chariot Funding LLC
45,027,000	0.160	03/09/10	45,025,399
53,000,000	0.200	05/18/10	52,977,033
75,000,000	0.200	05/19/10	74,967,083
Ciesco LLC
100,000,000	0.200	04/22/10	99,971,111
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	0.200	03/02/10	99,999,444
53,000,000	0.200	03/05/10	52,998,822
150,000,000	0.220	04/07/10	149,966,083
Clipper Receivables Co. LLC
200,000,000	0.200	04/12/10	199,953,333
Enterprise Funding Co. LLC
40,000,000	0.200	04/13/10	39,990,444
150,000,000	0.280	07/12/10	149,844,833
110,000,000	0.280	07/20/10	109,879,367
Gemini Securitization Corp.
98,458,000	0.200	04/20/10	98,430,651
General Electric Capital Corp.
200,000,000	0.190	04/28/10	199,938,778
Govco LLC
300,000,000	0.240	03/15/10	299,972,000
240,000,000	0.240	03/16/10	239,976,000
100,000,000	0.200	03/24/10	99,987,222
75,000,000	0.200	03/26/10	74,989,583
75,000,000	0.200	04/05/10	74,985,417
50,000,000	0.200	05/11/10	49,980,278
Jupiter Securitization Corp.
100,000,000	0.160	03/16/10	99,993,333
20,000,000	0.200	05/19/10	19,991,222
Liberty Street Funding LLC
80,000,000	0.190	04/15/10	79,981,000

LMA Americas LLC
100,000,000	0.180	03/15/10	99,993,000
100,000,000	0.180	03/16/10	99,992,500
140,000,000	0.190	03/23/10	139,983,745
143,200,000	0.200	04/26/10	143,155,449
145,100,000	0.200	04/29/10	145,052,440
76,200,000	0.200	04/30/10	76,174,600
Matchpoint Master Trust
100,000,000	0.180	03/26/10	99,987,500
Newport Funding Corp.
75,000,000	0.200	04/26/10	74,976,667
90,000,000	0.200	04/28/10	89,971,000
Ranger Funding Co. LLC
90,000,000	0.210	04/09/10	89,979,525
75,000,000	0.280	07/14/10	74,921,250
100,000,000	0.280	07/19/10	99,891,111
Regency Markets No. 1 LLC
95,248,000	0.180	03/10/10	95,243,714
53,610,000	0.180	03/12/10	53,607,052
Salisbury Receivables Co. LLC
60,000,000	0.200	04/06/10	59,988,000
30,000,000	0.200	04/21/10	29,991,500
50,000,000	0.200	04/22/10	49,985,556
30,000,000	0.200	05/07/10	29,988,833
Straight-A Funding LLC
125,422,000	0.180	03/08/10	125,417,610
60,000,000	0.180	03/09/10	59,997,600
150,000,000	0.180	04/01/10	149,976,750
150,493,000	0.170	04/19/10	150,458,178
182,720,000	0.170	04/21/10	182,675,995
100,000,000	0.180	05/03/10	99,968,500
50,000,000	0.180	05/07/10	49,983,250
64,331,000	0.180	05/10/10	64,308,484
85,315,000	0.190	05/14/10	85,281,680
Tasman Funding, Inc.
75,000,000	0.250	03/08/10	74,996,354
45,031,000	0.210	03/26/10	45,024,433
60,043,000	0.230	04/22/10	60,023,052
38,000,000	0.250	05/24/10	37,977,833
Thames Asset Global Securitization, Inc.
24,999,000	0.240	03/08/10	24,997,833
80,603,000	0.190	03/22/10	80,594,067
49,175,000	0.200	04/30/10	49,158,608
Ticonderoga Funding LLC
100,000,000	0.200	04/14/10	99,975,556
50,000,000	0.200	05/19/10	49,978,056
150,000,000	0.280	07/26/10	149,828,500
Variable Funding Capital Corp.
150,000,000	0.170	03/09/10	149,994,333
150,000,000	0.170	03/11/10	149,992,917
110,000,000	0.175	03/22/10	109,988,771
330,000,000	0.190	04/26/10	329,902,467
Windmill Funding Corp.
50,000,000	0.190	03/10/10	49,997,625
100,000,000	0.200	05/17/10	99,957,222

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations – (continued)

Yorktown Capital LLC
$46,827,000	0.220%		03/22/10	$46,820,991
58,000,000	0.200		04/05/10	57,988,722
84,398,000	0.280		07/14/10	84,309,382

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$7,820,884,015

Master Demand Note – 1.3%

Bank of America Securities LLC
$350,000,000	0.230%		04/12/10	$350,000,000

U.S. Government Agency Obligations – 30.1%

Federal Farm Credit Bank(b)
$100,000,000	0.178%		03/08/10	$99,973,364
100,000,000	0.178		03/09/10	99,975,407
Federal Home Loan Bank
440,000,000	0.116	(b)	03/01/10	439,940,162
200,000,000	0.850	(b)	03/01/10	200,000,000
200,000,000	0.105	(b)	03/06/10	200,000,000
175,000,000	0.128	(b)	03/11/10	174,853,140
182,500,000	0.179	(b)	03/25/10	182,432,435
300,000,000	0.950		04/05/10	299,978,943
148,000,000	0.000	(b)	04/09/10	147,998,419
385,000,000	0.000	(b)	04/13/10	384,997,732
560,000,000	0.049	(b)	04/26/10	559,727,537
70,000,000	0.069	(b)	05/01/10	69,977,934
202,000,000	0.130	(b)	05/13/10	201,876,814
300,000,000	0.650		05/14/10	299,994,511
100,000,000	0.101	(b)	05/19/10	99,992,788
217,200,000	0.600		06/21/10	217,136,817
160,000,000	0.560		08/27/10	159,962,316
54,000,000	0.500		10/22/10	54,000,000
80,000,000	0.500		10/27/10	79,994,740
270,000,000	0.500		03/14/11	270,000,000
Federal Home Loan Mortgage Corp.
360,000,000	0.235	(b)	03/03/10	359,942,736
4,300,000	0.327	(b)	03/09/10	4,306,073
400,000,000	0.148	(b)	03/11/10	399,627,596
17,800,000	0.311	(b)	04/01/10	17,823,998
10,750,000	0.303	(b)	04/07/10	10,763,309
635,000,000	0.151	(b)	04/12/10	635,000,000
53,300,000	0.109	(b)	05/01/10	53,292,365
21,547,000	0.160	(b)	05/04/10	21,541,231
133,700,000	0.179	(b)	05/05/10	133,665,988
750,000,000	0.180		05/18/10	749,707,500
92,000,000	0.230		07/01/10	91,928,291
Federal National Mortgage Association
480,000,000	0.141	(b)	04/13/10	479,946,945
2,350,000	0.130	(b)	05/13/10	2,348,594
414,500,000	0.540		07/12/10	413,673,072
650,000,000	0.200		07/15/10	649,508,889

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,265,889,646

U.S. Government Guarantee Variable Rate Obligations*(b) – 1.0%

Bank of America N.A.
$168,000,000	0.299%		04/29/10	$168,000,000
Wells Fargo & Co.(c)
97,500,000	1.107		03/09/10	99,091,807

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$267,091,807

Variable Rate Municipal Debt Obligations(b) – 3.1%

Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2007 D-2 RMKT (JPMorgan Chase & Co. SPA)
$98,900,000	0.170%		03/04/10	$98,900,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-4 (California State Teachers Retirement System and JPMorgan Chase & Co. LOC )
102,630,000	0.190		03/04/10	102,630,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC)
50,510,000	0.160		03/04/10	50,510,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
35,090,000	0.230		03/03/10	35,090,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA)
46,470,000	0.180		03/04/10	46,470,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 E (Wells Fargo Bank N.A. LOC)
52,450,000	0.150		03/03/10	52,450,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.190		03/03/10	62,705,000
New York City GO VRDN Taxable for Fiscal Series 2008 Subseries J-14 (Lloyds TSB Bank PLC SPA)
54,045,000	0.300		03/04/10	54,045,000
New York City Transitional Finance Authority VRDN RB Taxable Future Tax Secured Series 2001 B (Westdeutsche Landesbank AG)
20,445,000	0.280		03/03/10	20,445,000
Oregon State Facilities Authority VRDN RB Peacehealth Series 2008 C (Wells Fargo Bank N.A. LOC)
64,900,000	0.140		03/04/10	64,900,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA)
69,100,000	0.160		03/03/10	69,100,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA)
50,000,000	0.160		03/03/10	50,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA)
100,000,000	0.150		03/03/10	100,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Municipal Debt Obligations(b) – (continued)

Union County GO VRDN Series 2007 A (Wachovia Bank N.A. SPA)
$53,435,000	0.150%	03/04/10	$53,435,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$860,680,000

Variable Rate Obligations(b) – 4.3%

Bank of America Corp.
$231,540,000	2.500%	05/12/10	$232,598,129
JPMorgan Chase & Co.
42,000,000	0.278	03/08/10	42,003,958
400,000,000	0.229	03/22/10	400,000,000
103,000,000	0.281	03/22/10	103,010,686
23,000,000	0.289	05/07/10	23,000,968
152,215,000	0.370	05/18/10	152,248,521
Wachovia Bank N.A.
225,000,000	0.312	05/25/10	225,036,014

TOTAL VARIABLE RATE OBLIGATIONS			$1,177,898,276

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$19,237,443,744

Repurchase Agreements – Unaffiliated Issuers(d) – 28.0%

Bank of America Securities LLC
$150,000,000	0.120%	03/01/10	$150,000,000
Maturity Value: $150,001,500

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 10/01/24 and Federal National Mortgage Association, 4.500%, due 02/01/40. The aggregate market value of the collateral, including accrued interest, was $152,999,998.

Barclays Capital, Inc.
125,000,000	0.100	03/01/10	125,000,000
Maturity Value: $125,001,042

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 11/01/37 to 03/01/38 and Federal National Mortgage Association, 4.500%, due 01/01/40. The aggregate market value of the collateral, including accrued interest, was $127,500,000.

Joint Repurchase Agreement Account I
300,400,000	0.100	03/01/10	300,400,000
Maturity Value: $300,402,503
Joint Repurchase Agreement Account II
7,117,700,000	0.119	03/01/10	7,117,700,000
Maturity Value: $7,117,770,584

TOTAL REPURCHASE AGREEMENTS – UNAFFILIATED ISSUERS			$7,693,100,000

Repurchase Agreements – Affiliated Issuers(d) – 2.2%

Goldman, Sachs & Co.
$600,000,000	0.120%	03/01/10	$600,000,000
Maturity Value: $600,006,000
Collateralized by Federal National Mortgage Association, 6.000%, due 05/01/38. The market value of the collateral, including accrued interest, was $611,999,999.

TOTAL INVESTMENTS – 100.3%			$27,530,543,744

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(95,493,762)

NET ASSETS – 100.0%			$27,435,049,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2010, these securities amounted to $99,091,807 or approximately 0.4% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on February 26, 2010. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 42-43.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviations:
COPS	—	Certificates of Participation
GO	—	General Obligation
LOC	—	Letter of Credit
RB	—	Revenue Bond
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – 99.2%

Alabama – 0.7%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$6,775,000	0.200%	03/04/10	$6,775,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,460,000	0.170	03/01/10	3,460,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
7,300,000	0.140	03/01/10	7,300,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
10,800,000	0.270	03/01/10	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.170	03/01/10	18,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.260	03/04/10	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,800,000	0.170	03/01/10	7,800,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
8,200,000	0.170	03/01/10	8,200,000
University of Alabama VRDN RB Series 1993 B (NR/VMIG1)
1,200,000	0.190	03/03/10	1,200,000

			71,535,000

Alaska – 1.6%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA) (NR/VMIG1)
15,000,000	0.200	03/04/10	15,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (F1+)
60,910,000	0.180	03/04/10	60,910,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B RMKT (F1+)
73,875,000	0.180	03/04/10	73,875,000

			149,785,000

Arizona – 1.5%
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley Municipal Products) (F1)(a)
17,555,000	0.200	03/04/10	17,555,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+/NR)
12,205,000	0.170	03/03/10	12,205,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,605,000	0.200	03/04/10	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,425,000	0.200	03/04/10	4,425,000

Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
13,120,000	0.170	03/04/10	13,120,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,200,000	0.200	03/04/10	5,200,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,140,000	0.200	03/04/10	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1/NR)(a)
12,275,000	0.200	03/04/10	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1/NR)(a)
16,500,000	0.200	03/04/10	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
15,850,000	0.200	03/04/10	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floater Trust Series 2010-21W (Barclays Bank PLC) (A-1+/NR)(a)
4,000,000	0.180	03/04/10	4,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)(a)
12,100,000	0.180	03/04/10	12,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)(a)
2,635,000	0.200	03/04/10	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,620,000	0.200	03/04/10	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,395,000	0.200	03/04/10	3,395,000
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
2,935,000	0.170	03/04/10	2,935,000

			145,560,000

California – 10.4%
Abag Finance Authority for Non-Profit Corps. VRDN RB for Sharp Healthcare Series 2009 C (Citibank N.A. LOC) (A-1/VMIG1)
14,000,000	0.180	03/03/10	14,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
$6,455,000	0.200%	03/04/10	$6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floater Certificates Series 2009-54C (Wells Fargo & Co.) (F1+)(a)
800,000	0.160	03/04/10	800,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.) (A-1/NR)(a)
5,700,000	0.200	03/04/10	5,700,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007 C-1 RMKT (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
3,500,000	0.150	03/04/10	3,500,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
31,710,000	0.160	03/04/10	31,710,000
Bay Area Toll Authority Toll Bridge VRDN RB San Francisco Bay Area Series 2008 B-1 (Bank of America N.A. SPA) (A-1/VMIG1)
8,400,000	0.170	03/04/10	8,400,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,145,000	0.180	03/04/10	6,145,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA) (NR/VMIG1)(a)
10,000,000	0.180	03/04/10	10,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1/NR)(a)
4,440,000	0.180	03/04/10	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,595,000	0.200	03/04/10	6,595,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,660,000	0.180	03/04/10	6,660,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
36,985,000	0.200	03/03/10	36,985,000
California Health Facilities Financing Authority VRDN RB Refunding for Lucille Salter Packard Children’s Hospital Series 2008 C (A-1+/VMIG1)
4,500,000	0.160	03/04/10	4,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,210,000	0.200	03/04/10	3,210,000

California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.) (A-1+/NR)(a)
7,400,000	0.200	03/04/10	7,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
82,980,000	0.180	03/04/10	82,980,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
63,335,000	0.180	03/04/10	63,335,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (NR/VMIG1)
13,700,000	0.160	03/04/10	13,700,000
California State Department of Water Resources Power Supply VRDN RB Series 2005 Subseries G-2 (Lloyds TSB Bank PLC LOC) (A-1/VMIG1)
1,000,000	0.180	03/04/10	1,000,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.200	03/04/10	4,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 A (A-1/NR)
15,900,000	0.160	03/04/10	15,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
33,335,000	0.170	03/03/10	33,335,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1/NR)
18,700,000	0.170	03/03/10	18,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1/NR)
6,200,000	0.170	03/03/10	6,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1/NR)
44,700,000	0.150	03/03/10	44,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
21,850,000	0.170	03/03/10	21,850,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L (A-1/NR)
16,100,000	0.170	03/03/10	16,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
37,600,000	0.150	03/03/10	37,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
31,800,000	0.150	03/03/10	31,800,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
$25,500,000	0.150%	03/03/10	$25,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3 (F1)
59,000,000	0.150	03/03/10	59,000,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
4,900,000	0.210	03/04/10	4,900,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 C (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
3,400,000	0.180	03/03/10	3,400,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
18,310,000	0.170	03/03/10	18,310,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 G (JPMorgan Chase & Co.) (A-1+/VMIG1)
24,050,000	0.170	03/03/10	24,050,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Series 2008 F (JPMorgan Chase Bank & Co. SPA) (A-1+/VMIG1)
13,150,000	0.180	03/03/10	13,150,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
12,000,000	2.500	09/30/10	12,140,720
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A.) (A-1/NR)(a)
4,500,000	0.200	03/04/10	4,500,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,995,000	0.180	03/04/10	8,995,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
3,535,000	0.170	03/03/10	3,535,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC) (NR/VMIG1)
11,700,000	0.180	03/04/10	11,700,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
2,625,000	0.180	03/04/10	2,625,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-4 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
13,200,000	0.150	03/04/10	13,200,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
84,000,000	2.500	06/30/10	84,469,387

Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-3 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
10,450,000	0.150	03/04/10	10,450,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
1,300,000	0.150	03/04/10	1,300,000
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
2,695,000	0.200	03/04/10	2,695,000
Los Angeles Wastewater System CP Series 2010 (Westdeutsche Landesbank AG, State Street Bank and Trust and California State Teachers Retirement System) (A-1+/P-1)
3,500,000	0.370	05/03/10	3,500,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2008 B (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,500,000	0.190	03/04/10	3,500,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,145,000	0.200	03/04/10	6,145,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
5,525,000	0.200	03/04/10	5,525,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (BNP Paribas SPA) (A-1+/VMIG1)
14,000,000	0.160	03/03/10	14,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2005 B-1 (Citibank N.A. SPA) (A-1/VMIG1)
4,025,000	0.160	03/04/10	4,025,000
Newport Beach VRDN RB Refunding for Hoag Memorial Hospital Series 2008 C (A-1+/VMIG1)
4,800,000	0.160	03/03/10	4,800,000
Newport Beach VRDN RB ROCS RR-II R-11753 for Hoag Memorial Hospital Series 2009 (Citibank N.A.) (A-1/NR)(a)
7,650,000	0.200	03/04/10	7,650,000
Sacramento Transportation Authority Sales Tax VRDN RB Ltd. Tax Measure Series 2009 A (Barclays Bank PLC) (A-1/VMIG1)
2,300,000	0.180	03/04/10	2,300,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,335,000	0.180	03/04/10	3,335,000
San Diego County Water Authority CP Series 2010 (Bayerische Landesbank SPA) (A-1/NR)
10,600,000	0.330	04/01/10	10,600,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
California – (continued)

San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (ASSURED GTY) (JPMorgan Chase & Co.) (F1+)(a)
$3,865,000	0.200%	03/04/10	$3,865,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.) (A-1/NR)(a)
8,275,000	0.200	03/04/10	8,275,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,745,000	0.200	03/04/10	4,745,000
Southern California Public Power Authority Project VRDN RB Refunding for Palo Verde Subordinated Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
3,265,000	0.180	03/03/10	3,265,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
17,560,000	0.160	03/04/10	17,560,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
3,440,000	0.200	03/04/10	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.) (A-1/NR)(a)
13,700,000	0.200	03/04/10	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,740,000	0.170	03/04/10	2,740,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3342 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
4,995,000	0.180	03/04/10	4,995,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
11,325,000	0.180	03/04/10	11,325,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1/NR)(a)
11,735,000	0.200	03/04/10	11,735,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
5,300,000	0.160	03/04/10	5,300,000

			1,007,945,107

Colorado – 3.5%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
54,200,000	0.200	03/04/10	54,200,000
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
8,500,000	0.210	03/04/10	8,500,000

Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
30,120,000	0.250	03/03/10	30,120,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA) (NR/VMIG1)
2,675,000	0.200	03/03/10	2,675,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,585,000	0.180	03/03/10	2,585,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,200,000	0.220	03/03/10	4,200,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
23,030,000	0.180	03/03/10	23,030,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
43,875,000	0.180	03/04/10	43,875,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,450,000	0.180	03/04/10	2,450,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
160,500,000	2.000	06/25/10	161,288,794
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1/NR)(a)
7,500,000	0.180	03/04/10	7,500,000

			340,423,794

Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1/NR)(a)
21,000,000	0.180	03/04/10	21,000,000
Connecticut State Health & Educational Facilities Authority for Yale University CP Series 2010 (A-1+/VMG1)
14,100,000	0.200	03/01/10	14,100,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.) (A-1/NR)(a)
15,000,000	0.200	03/04/10	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
46,600,000	0.200	03/04/10	46,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2003 X-2 (A-1+/VMIG1)
800,000	0.150	03/04/10	800,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Connecticut – (continued)

Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (NR/VMIG1)(a)
$9,170,000	0.200%	03/04/10	$9,170,000

			106,670,000

Delaware – 0.5%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1/NR)
29,305,000	0.220	03/03/10	29,305,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B (A-1+/NR)
16,675,000	0.170	03/04/10	16,675,000

			45,980,000

District of Columbia – 1.5%
District of Columbia GO TANS Series 2009 (NR/MIG1)
91,000,000	2.500	09/30/10	92,083,712
District of Columbia GO VRDN Refunding Series 2002 D RMKT (Wachovia Bank N.A. LOC) (A-1+/NR)
11,000,000	0.200	03/04/10	11,000,000
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
14,900,000	0.180	03/04/10	14,900,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,625,000	0.200	03/04/10	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,500,000	0.200	03/04/10	4,500,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,290,000	0.190	03/04/10	7,290,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,330,000	0.200	03/04/10	6,330,000

			143,728,712

Florida – 5.1%
Broward County Water & Sewer Utility Systems VRDN RB ROCS-RR-II R-11719 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
3,095,000	0.200	03/04/10	3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1/NR)(a)
18,911,000	0.180	03/04/10	18,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
7,000,000	2.500	06/01/10	7,036,967
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,425,000	0.200	03/04/10	7,425,000

Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,295,000	0.200	03/04/10	4,295,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
5,370,000	0.200	03/04/10	5,370,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
4,570,000	0.200	03/04/10	4,570,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,030,000	0.200	03/04/10	9,030,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,665,000	0.200	03/04/10	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 I RMKT (A-1+/VMIG1)
14,000,000	0.160	03/04/10	14,000,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1+/VMIG1)
30,000,000	0.160	03/04/10	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1/NR)(a)
5,500,000	0.180	03/04/10	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
29,255,000	0.200	03/04/10	29,255,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (NR/VMIG1)
57,600,000	0.300	03/01/10	57,600,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,645,000	0.200	03/04/10	5,645,000
Jacksonville Electric Authority VRDN RB Series 2008 D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
5,315,000	0.220	03/03/10	5,315,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
12,520,000	0.200	03/03/10	12,520,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-4 (Dexia Credit Local SPA) (A-1+/VMIG1)
3,000,000	0.180	03/03/10	3,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,350,000	0.230	03/03/10	3,350,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
55,000,000	0.190	03/03/10	55,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Florida – (continued)

Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$43,635,000	0.170%	03/04/10	$43,635,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
30,350,000	0.190	03/03/10	30,350,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation ROCS-RR-II-R 11809 Series 2009 (Citibank N.A) (A-1/NR)(a)
5,000,000	0.200	03/04/10	5,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-1 (A-1+/NR)
21,305,000	0.190	03/04/10	21,305,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
2,965,000	0.190	03/04/10	2,965,000
Orlando Utilities Commission System VRDN RB Floaters Series 2009-3023 (Morgan Stanley Municipal Products) (A-1/NR)(a)
5,875,000	0.200	03/04/10	5,875,000
Sarasota County Public Hospital District VRDN RB Refunding for Sarasota Memorial Hospital Series 2009 B (Bank of America N.A. LOC) (NR/VMIG1)
7,500,000	0.190	03/03/10	7,500,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1/NR)(a)
7,200,000	0.180	03/04/10	7,200,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1/NR)(a)
16,575,000	0.180	03/04/10	16,575,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
4,245,000	0.180	03/04/10	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
37,945,000	0.200	03/04/10	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,115,000	0.200	03/04/10	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,660,000	0.200	03/04/10	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,765,000	0.200	03/04/10	6,765,000

Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (JPMorgan Chase & Co. LOC) (A-1+/NR)
10,875,000	0.210	03/04/10	10,875,000

			493,592,967

Georgia – 2.4%
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
6,100,000	0.150	03/01/10	6,100,000
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
8,980,000	2.000	05/01/10	9,003,778
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
13,000,000	2.000	11/01/10	13,143,418
Georgia State GO Bonds Series 2009 G (AAA/Aaa)
22,935,000	2.000	11/01/10	23,188,023
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,870,000	0.200	03/04/10	8,870,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
7,300,000	2.000	08/01/10	7,348,926
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11794 Series 2009 (Citibank N.A.) (A-1/NR)(a)
4,500,000	0.200	03/04/10	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
25,000,000	0.270	03/03/10	25,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
56,870,000	0.250	03/03/10	56,870,000
Monroe County Development Authority VRDN PCRB for Scherer Project Series 1997 RMKT (A-1/P-1)
4,000,000	0.150	03/01/10	4,000,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
22,500,000	1.250	05/07/10	22,516,384
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
11,000,000	0.200	03/03/10	11,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (NR/VMIG1)
9,000,000	0.230	03/03/10	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
3,545,000	0.200	03/04/10	3,545,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Georgia – (continued)

Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$4,795,000	0.200%	03/04/10	$4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3 (A-1+/VMIG1)(a)
13,175,000	0.150	03/04/10	13,175,000
Private Colleges & Universities Facilities Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB for Emory University P-Floats-PT-4664 Series 2010 (Bank of America N.A.) (A-1/NR)
6,600,000	0.200	03/04/10	6,600,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-3 RMKT (NR/VMIG1)
1,300,000	0.150	03/04/10	1,300,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
4,085,000	0.150	03/01/10	4,085,000

			234,040,529

Idaho – 0.1%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
9,700,000	0.180	03/03/10	9,700,000

Illinois – 4.8%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,115,000	0.250	03/04/10	3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
5,000,000	0.200	03/04/10	5,000,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,300,000	0.200	03/04/10	6,300,000
Chicago Metropolitan Water Reclamation District GO VRDN Floaters Trust Series 2009-27B (Barclays Bank PLC) (NR/VMIG1)(a)
3,550,000	0.180	03/04/10	3,550,000
Chicago Metropolitan Water Reclamation District GO VRDN Putters Series 2009-3448 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,395,000	0.200	03/04/10	8,395,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (NR/VMIG1)(a)
4,995,000	0.200	03/04/10	4,995,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (ASSURED GTY) (Wells Fargo & Co. SPA) (F1+)(a)
15,870,000	0.180	03/04/10	15,870,000

Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
2,500,000	0.150	03/04/10	2,500,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA) (A-1+/VMIG1)
5,590,000	0.140	03/01/10	5,590,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+/NR)
4,580,000	0.180	03/03/10	4,580,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
10,490,000	0.200	03/04/10	10,490,000
Illinois Health Facilities Authority VRDN RB for Evanston Series 1996 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,000,000	0.190	03/04/10	12,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Northern Trust Co. SPA) (A-1+/VMIG1)
26,700,000	0.140	03/01/10	26,700,000
Illinois State GO Notes Certificates Series 2009 (SP-1/NR)
138,000,000	4.000	04/26/10	138,528,930
189,300,000	4.000	05/20/10	190,256,353
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,330,000	0.200	03/04/10	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1/NR)(a)
4,165,000	0.180	03/04/10	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,000,000	0.200	03/04/10	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,995,000	0.200	03/04/10	8,995,000

			459,360,283

Indiana – 3.1%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
13,835,000	0.200	03/04/10	13,835,000
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
12,285,000	0.200	03/04/10	12,285,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,870,000	0.150	03/03/10	4,870,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Indiana – (continued)

Indiana State Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4659 for Sisters of St. Francis Health Series 2009 (Bank of America N.A) (F1+)(a)
$5,000,000	0.180%	03/04/10	$5,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
8,225,000	0.190	03/03/10	8,225,000
Indiana State Finance Authority VRDN RB Floater Trust Series 2009-40B (Barclays Bank PLC) (NR/VMIG1)(a)
6,995,000	0.170	03/04/10	6,995,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
12,910,000	0.190	03/04/10	12,910,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
18,485,000	0.200	03/04/10	18,485,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2010-3464 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,000,000	0.200	03/04/10	7,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
63,000,000	0.200	03/04/10	63,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT (Barclays Bank PLC SPA) (A-1+/VMIG1)
30,000,000	0.200	03/04/10	30,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/VMIG1)
36,000,000	0.200	03/04/10	36,000,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
18,000,000	0.800	03/31/10	18,000,000
St. Joseph County Educational Facilities VRDN RB for University of Notre Dame Du Lac Series 2003 RMKT (Banco Bilbao Vizcaya SPA) (NR/VMIG1)(a)
54,075,000	0.170	03/04/10	54,075,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
10,300,000	0.180	03/04/10	10,300,000

			300,980,000

Iowa – 0.0%
Iowa Financing Authority Health Facilities VRDN RB Iowa Health System Series 2009 B (JPMorgan Chase & Co. LOC) (NR/VMIG1)
45,000	0.140	03/01/10	45,000

Kansas – 1.0%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
43,600,000	0.170	03/01/10	43,600,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,840,000	0.200	03/04/10	3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000,000	0.180	03/04/10	10,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
28,000,000	0.180	03/04/10	28,000,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
7,000,000	0.180	03/03/10	7,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-1 (Wachovia Bank N.A. SPA) (NR/VMIG1)
3,000,000	0.150	03/04/10	3,000,000

			95,440,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
7,700,000	0.150	03/03/10	7,700,000

Maine(a) – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.) (NR/VMIG1)
6,955,000	0.200	03/04/10	6,955,000

Maryland – 0.7%
Anne Arundel County CP Series 2010 (Westdeutsche Landesbank AG SPA) (A-1/NR)
63,900,000	0.250	03/01/10	63,900,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.) (A-1/NR)(a)
4,875,000	0.180	03/04/10	4,875,000

			68,775,000

Massachusetts – 4.4%
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.180	03/04/10	5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,720,000	0.190	03/04/10	9,720,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA) (A-1/NR)(a)
9,500,000	0.180	03/04/10	9,500,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Massachusetts – (continued)

Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1/NR)(a)
$3,310,000	0.180%	03/04/10	$3,310,000
Massachusetts State Development Finance Agency VRDN RB Smith College Series 2007 (Morgan Stanley SPA) (A-1/VMIG1)
5,410,000	0.210	03/04/10	5,410,000
Massachusetts State GO Bonds Construction Loan Series 2009 A (AA/Aa2)
14,900,000	2.000	03/01/10	14,900,000
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)
139,000,000	2.500	06/24/10	139,940,682
Massachusetts State GO VRDN Putters Series 2009-3620 (AMBAC) (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,360,000	0.250	03/04/10	3,360,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1/NR)
18,000,000	0.410	03/01/10	18,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (A-1+/VMIG1)
7,000,000	0.160	03/04/10	7,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 I (A-1+/VMIG1)
15,210,000	0.160	03/04/10	15,210,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,040,000	0.200	03/04/10	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,390,000	0.200	03/04/10	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (Citibank N.A.) (A-1/NR)(a)
2,665,000	0.200	03/04/10	2,665,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-1 (A-1+/VMIG1)
10,500,000	0.150	03/04/10	10,500,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F (ASSURED GTY) (Dexia Credit Local SPA) (A-1+/VMIG1)
46,485,000	0.220	03/03/10	46,485,000
Massachusetts State Water Resources Authority CP Series 2010 S-94 (Bayerische Landesbank LOC) (A-1/NR)
30,000,000	0.320	04/15/10	30,000,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,345,000	0.200	03/04/10	5,345,000

Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
42,500,000	0.190	03/04/10	42,500,000
University of Massachusetts Building Authority Facilities VRDN RB Senior Community GTD Series 2008 A (Bank of America N.A. SPA) (A-1/NR)
9,000,000	0.230	03/03/10	9,000,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1/NR)
37,660,000	0.190	03/03/10	37,660,000

			423,935,682

Michigan – 0.8%
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,100,000	0.200	03/04/10	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,800,000	0.200	03/03/10	3,800,000
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2010 (A-1+/VMG1)
18,000,000	0.200	03/01/10	18,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-6 (A-1+/VMIG1)
10,000,000	0.170	03/03/10	10,000,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Credit Series 2005 E (A-1+/VMIG1)
9,875,000	0.150	03/04/10	9,875,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,110,000	0.200	03/04/10	5,110,000
Michigan State University VRDN RB General Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
11,175,000	0.150	03/03/10	11,175,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,000,000	0.150	03/03/10	2,000,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	0.170	03/03/10	3,700,000
University of Michigan VRDN RB Hospital Series 2007 A (A-1+/VMIG1)
1,000,000	0.140	03/01/10	1,000,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
6,300,000	0.170	03/03/10	6,300,000

			75,060,000

Minnesota – 2.3%
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
5,500,000	0.170	03/04/10	5,500,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Minnesota – (continued)

Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2000 5-G (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
$9,365,000	0.160%	03/03/10	$9,365,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
15,480,000	0.170	03/04/10	15,480,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
11,200,000	0.170	03/04/10	11,200,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010 B (U.S. Bank N.A. SPA) (SP1+/NR)
22,500,000	0.300	06/10/10	22,500,000
Rochester Health Care Facilities Mayo Foundation CP Series 2010-01A (Wachovia Bank N.A. SPA) (A-1/VMIG1)
29,000,000	0.280	04/01/10	29,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+/NR)
13,300,000	0.550	05/10/10	13,300,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
25,250,000	0.220	03/03/10	25,250,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
64,390,000	0.220	03/03/10	64,390,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
23,000,000	0.230	03/03/10	23,000,000

			218,985,000

Missouri – 1.2%
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
21,250,000	0.190	03/03/10	21,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.190	03/04/10	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.150	03/04/10	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
19,000,000	0.180	03/03/10	19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
8,250,000	0.180	03/03/10	8,250,000

Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
10,000,000	0.180	03/04/10	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
7,955,000	0.200	03/04/10	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
15,000,000	0.180	03/03/10	15,000,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
8,300,000	0.140	03/01/10	8,300,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
9,140,000	0.140	03/01/10	9,140,000

			118,895,000

Montana – 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1+/VMIG1)
21,110,000	0.170	03/03/10	21,110,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
20,880,000	0.170	03/01/10	20,880,000

			41,990,000

Nebraska – 0.8%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 A (BP Corp. North America) (A-1+/VMIG1)
19,110,000	0.180	03/04/10	19,110,000
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
47,664,000	0.200	03/04/10	47,664,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,540,000	0.200	03/04/10	8,540,000

			75,314,000

Nevada – 0.8%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
3,600,000	0.180	03/04/10	3,600,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,080,000	0.200	03/04/10	6,080,000
Clark County GO VRDN ROCS-RR-II- R-11245WF Series 2007 (AMBAC) (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
5,000,000	0.200	03/04/10	5,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Nevada – (continued)

Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
$8,720,000	0.200%	03/04/10	$8,720,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,305,000	0.200	03/04/10	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,300,000	0.200	03/04/10	5,300,000
Las Vegas Valley Water District CP Series 2007 (BNP Paribas SPA) (A-1+/P-1)
23,000,000	0.180	03/01/10	23,000,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (ASSURED GTY) (AAA/Aa2)
4,690,000	5.000	03/01/10	4,690,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
8,600,000	5.000	02/01/11	8,963,215
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,115,000	0.200	03/04/10	9,115,000

			80,773,215

New Jersey – 0.7%
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
70,000,000	2.500	06/24/10	70,435,108

New Mexico – 0.8%
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
32,500,000	0.190	03/04/10	32,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
20,840,000	0.190	03/03/10	20,840,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
24,185,000	0.190	03/03/10	24,185,000

			77,525,000

New York – 15.8%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
41,400,000	0.260	03/03/10	41,400,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
38,025,000	0.270	03/03/10	38,025,000
Nassau County GO TANS Series 2009 A (SP-1+/MIG1)
60,000,000	1.500	09/15/10	60,375,840
Nassau County GO VRDN Series 2007 A (Bank of America N.A. LOC) (A-1/VMIG1)
20,105,000	0.180	03/03/10	20,105,000

New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1/NR)(a)
9,160,000	0.180	03/04/10	9,160,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA) (A-1/NR)(a)
7,815,000	0.180	03/04/10	7,815,000
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Municipal Products) (A-1/NR)(a)
15,000,000	0.200	03/04/10	15,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,465,000	0.190	03/04/10	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.190	03/04/10	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.190	03/04/10	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,350,000	0.190	03/04/10	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,245,000	0.190	03/04/10	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,145,000	0.200	03/04/10	5,145,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,940,000	0.200	03/04/10	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
35,695,000	0.200	03/04/10	35,695,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
20,225,000	0.200	03/04/10	20,225,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A.) (A-1/NR)(a)
8,500,000	0.200	03/04/10	8,500,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
10,000,000	0.140	03/01/10	10,000,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
24,300,000	0.150	03/01/10	24,300,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
58,100,000	0.210	03/03/10	58,100,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (NR/VMIG1)
4,810,000	0.190	03/03/10	4,810,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
18,000,000	0.160	03/03/10	18,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC) (A-1+/VMIG1)
$5,745,000	0.160%	03/03/10	$5,745,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
35,000,000	0.200	03/03/10	35,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
25,900,000	0.150	03/03/10	25,900,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1/NR)(a)
12,432,000	0.180	03/04/10	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1/NR)(a)
2,750,000	0.180	03/04/10	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.180	03/04/10	5,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
13,405,000	0.190	03/04/10	13,405,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,750,000	0.190	03/04/10	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,795,000	0.190	03/04/10	3,795,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,500,000	0.190	03/04/10	5,500,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
4,365,000	0.200	03/04/10	4,365,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.) (A-1/NR)(a)
7,045,000	0.200	03/04/10	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,045,000	0.190	03/04/10	6,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006-CC-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,750,000	0.140	03/01/10	11,750,000

New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 Subseries F-1B RMKT (U.S. Bank N.A. SPA) (NR/VMIG1)
19,420,000	0.160	03/04/10	19,420,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
11,000,000	0.200	03/04/10	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+/NR)(a)
5,440,000	0.190	03/04/10	5,440,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
12,565,000	0.190	03/04/10	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,115,000	0.190	03/04/10	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1/NR)(a)
3,170,000	0.180	03/04/10	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
6,800,000	0.200	03/04/10	6,800,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	0.210	03/03/10	2,200,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
63,550,000	0.220	03/03/10	63,550,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
39,845,000	0.160	03/03/10	39,845,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JP Morgan Chase & Co. SPA) (NR/VMIG1)
2,300,000	0.210	03/03/10	2,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (NR/VMIG1)
36,000,000	0.220	03/03/10	36,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
13,000,000	0.170	03/03/10	13,000,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1/NR)(a)
6,240,000	0.200	03/04/10	6,240,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
$8,000,000	0.180%	03/04/10	$8,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
7,320,000	0.170	03/03/10	7,320,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
15,900,000	0.180	03/04/10	15,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A (NR/VMIG1)
10,000,000	0.150	03/03/10	10,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
9,500,000	0.170	03/04/10	9,500,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
20,000,000	0.200	03/04/10	20,000,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.) (A-1/NR)(a)
6,560,000	0.200	03/04/10	6,560,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB ROCS-RR-II-R-11777 Series 2009 (Citibank N.A.) (A-1/NR)(a)
4,000,000	0.200	03/04/10	4,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.190	03/04/10	5,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,565,000	0.190	03/04/10	10,565,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1/NR)(a)
10,000,000	0.200	03/04/10	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.) (A-1/NR)(a)
7,000,000	0.200	03/04/10	7,000,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (NR/VMIG1)(a)
4,000,000	0.200	03/04/10	4,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1/NR)(a)
2,770,000	0.200	03/04/10	2,770,000

New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10339 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
14,195,000	0.200	03/04/10	14,195,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
5,735,000	0.200	03/04/10	5,735,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11814 Series 2009 (Citibank N.A.) (A-1/NR)(a)
5,500,000	0.200	03/04/10	5,500,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,260,000	0.200	03/04/10	8,260,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+/NR)
72,990,000	0.180	03/01/10	72,990,000
New York State Dormitory Authority VRDN RB Floater Certificates for New York University Series 2009-91C (Wells Fargo Bank N.A.) (F1+)(a)
11,000,000	0.180	03/04/10	11,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,800,000	0.170	03/04/10	7,800,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.190	03/04/10	3,000,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
24,750,000	0.190	03/04/10	24,750,000
New York State Dormitory Authority VRDN RB Putters for New York University Series 2009-3607 (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,800,000	0.190	03/04/10	6,800,000
New York State Dormitory Authority VRDN RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,915,000	0.180	03/04/10	10,915,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,840,000	0.190	03/04/10	3,840,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1/NR)(a)
5,315,000	0.190	03/04/10	5,315,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,635,000	0.190	03/04/10	4,635,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
New York – (continued)

New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$3,620,000	0.190%	03/04/10	$3,620,000
New York State GO VRDN Putters Series 2009-3346 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,560,000	0.190	03/04/10	3,560,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+/NR)
42,000,000	0.230	03/03/10	42,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+/NR)
5,500,000	0.160	03/03/10	5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+/NR)
41,500,000	0.210	03/03/10	41,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+/NR)
26,300,000	0.210	03/03/10	26,300,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
29,290,000	0.180	03/03/10	29,290,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
13,500,000	0.150	03/03/10	13,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
28,800,000	0.150	03/03/10	28,800,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (ASSURED GTY) (Bank of America N.A.) (A-1/NR)(a)
2,610,000	0.180	03/04/10	2,610,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
82,325,000	0.230	03/03/10	82,325,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
8,795,000	0.210	03/03/10	8,795,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA/NR)
7,790,000	2.500	04/01/10	7,802,155
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,000,000	0.170	03/04/10	2,000,000

New York State Urban Development Corp. VRDN RB Refunding for Services Contract Series 2008 A-1 (Wachovia Bank N.A. LOC) (A-1+/NR)
6,925,000	0.150	03/04/10	6,925,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
11,660,000	0.190	03/04/10	11,660,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
3,900,000	0.190	03/04/10	3,900,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.) (F1+)(a)
1,500,000	0.200	03/04/10	1,500,000
Suffolk County GO TANS Series 2009 (SP-1+/MIG1)
84,500,000	2.000	08/12/10	85,129,260
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
4,600,000	0.180	03/04/10	4,600,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1/NR)(a)
3,000,000	0.180	03/04/10	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,995,000	0.190	03/04/10	9,995,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,635,000	0.190	03/04/10	5,635,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
6,495,000	0.250	03/04/10	6,495,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (Landesbank Baden-Wurttemberg SPA) (NR/VMIG1)
2,990,000	0.220	03/04/10	2,990,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-RR-II R-11665 Series 2008 (Citibank N.A.) (NR/VMIG1)(a)
5,000,000	0.200	03/04/10	5,000,000

			1,527,884,255

North Carolina – 7.6%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1/NR)
21,345,000	0.200	03/04/10	21,345,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
5,215,000	0.160	03/03/10	5,215,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
4,675,000	0.210	03/03/10	4,675,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)

Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
$12,080,000	0.219%	03/03/10	$12,080,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1/VMIG1)
13,585,000	0.190	03/03/10	13,585,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,990,000	0.200	03/04/10	5,990,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2010-3643 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,330,000	0.200	03/04/10	5,330,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
14,020,000	0.190	03/04/10	14,020,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB for Carolinas Healthcare Series 2007 G (ASSURED GTY) (Bank of America N.A. LOC) (A-1/VMIG1)
18,000,000	0.180	03/04/10	18,000,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,350,000	0.200	03/04/10	6,350,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (NR/VMIG1)
7,755,000	0.180	03/04/10	7,755,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,125,000	0.180	03/04/10	7,125,000
Forsyth County GO VRDN Series 2004 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,265,000	0.180	03/04/10	4,265,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA) (A-1/VMIG1)
2,110,000	0.220	03/03/10	2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
11,970,000	0.200	03/04/10	11,970,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,185,000	0.220	03/03/10	1,185,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,250,000	0.200	03/04/10	8,250,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
19,100,000	0.200	03/03/10	19,100,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
29,650,000	0.200	03/03/10	29,650,000
Guilford County GO VRDN Series 2005 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,295,000	0.160	03/04/10	1,295,000

Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,280,000	0.220	03/03/10	9,280,000
Mecklenburg County GO VRDN Series 2006 A (A-1+/VMIG1)
18,070,000	0.180	03/04/10	18,070,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1/NR)(a)
15,600,000	0.200	03/04/10	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1/NR)(a)
26,365,000	0.200	03/04/10	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
10,890,000	0.200	03/04/10	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
13,110,000	0.200	03/04/10	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,300,000	0.200	03/04/10	8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
5,605,000	0.180	03/04/10	5,605,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1987 A (A-1+/VMIG1)
3,550,000	0.200	03/04/10	3,550,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)
6,400,000	0.200	03/04/10	6,400,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
3,625,000	0.200	03/04/10	3,625,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
9,320,000	0.180	03/03/10	9,320,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
14,855,000	0.180	03/04/10	14,855,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,950,000	0.180	03/03/10	1,950,000
North Carolina Medical Care Commission Hospital VRDN RB for CaroMont Health Series 2003 Subseries A (MBIA) (Bank of America N.A. LOC) (A-1/VMIG1)
14,425,000	0.180	03/03/10	14,425,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
North Carolina – (continued)

North Carolina Medical Care Commission Hospital VRDN RB for CaroMont Health, Inc. Series 2003 Subseries B (Bank of America N.A. LOC) (A-1/VMIG1)
$29,050,000	0.180%	03/03/10	$29,050,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.200	03/04/10	10,000,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
41,040,000	0.190	03/03/10	41,040,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
41,485,000	0.200	03/03/10	41,485,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
7,055,000	0.200	03/04/10	7,055,000
North Carolina State GO VRDN Refunding Series 2002 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,000,000	0.160	03/03/10	4,000,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (NR/VMIG1)
43,455,000	0.170	03/03/10	43,455,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (NR/VMIG1)
29,380,000	0.190	03/03/10	29,380,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
4,950,000	0.200	03/04/10	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.160	03/03/10	10,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
16,600,000	0.160	03/03/10	16,600,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
10,000,000	0.160	03/03/10	10,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
16,525,000	0.200	03/04/10	16,525,000
Union County Enterprise System VRDN RB Series 2009 (A-1/VMIG1)
9,000,000	0.190	03/04/10	9,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
11,710,000	0.180	03/04/10	11,710,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,295,000	0.180	03/04/10	3,295,000

University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+/NR)
3,180,000	0.160	03/04/10	3,180,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
15,535,000	0.160	03/01/10	15,535,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1/NR)(a)
15,345,000	0.200	03/04/10	15,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,075,000	0.200	03/04/10	3,075,000
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
12,550,000	0.180	03/04/10	12,550,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
10,850,000	0.190	03/04/10	10,850,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,800,000	0.190	03/04/10	6,800,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,380,000	0.200	03/04/10	3,380,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
14,375,000	0.180	03/03/10	14,375,000

			733,275,000

North Dakota – 0.6%
Mercer County for Basin Electric and Power Cooperative CP Series 2010 (A-1/NR)
60,000,000	0.300	04/01/10	60,000,000

Ohio – 2.0%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
17,000,000	0.180	03/04/10	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
7,000,000	0.180	03/04/10	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,360,000	0.200	03/04/10	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,005,000	0.200	03/04/10	3,005,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (NR/VMIG1)
11,700,000	0.150	03/04/10	11,700,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
12,000,000	0.180	03/03/10	12,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Ohio – (continued)

Montgomery County VRDN RB Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (NR/VMIG1)
$7,450,000	0.180%	03/03/10	$7,450,000
Montgomery County VRDN RB for Catholic Health Putters Series 2009-3622 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,190,000	0.200	03/04/10	3,190,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
20,435,000	0.150	03/03/10	20,435,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
26,200,000	0.150	03/03/10	26,200,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
24,070,000	0.180	03/03/10	24,070,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
27,125,000	0.190	03/03/10	27,125,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
6,485,000	0.190	03/03/10	6,485,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A (A-1+/VMIG1)
7,005,000	0.190	03/03/10	7,005,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,995,000	0.200	03/04/10	7,995,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.200	03/04/10	5,000,000
Ohio State VRDN PCRB Refunding for Sohio Air Project Series 1995 (A-1+/P-1)
5,400,000	0.140	03/01/10	5,400,000

			195,420,000

Oklahoma – 0.3%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (NR/VMIG1)
27,650,000	0.160	03/04/10	27,650,000

Oregon – 2.1%
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
60,000,000	2.500	06/30/10	60,401,359
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (NR/VMIG1)
14,465,000	0.220	03/03/10	14,465,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (NR/VMIG1)
30,000,000	0.220	03/03/10	30,000,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (NR/VMIG1)
86,900,000	0.170	03/03/10	86,900,000

Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (NR/VMIG1)
9,100,000	0.210	03/03/10	9,100,000

			200,866,359

Pennsylvania – 2.1%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 A RMKT (Bank of New York LOC) (A-1+/VMIG1)
13,400,000	0.150	03/04/10	13,400,000
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 B RMKT (Bank of New York LOC) (A-1+/VMIG1)
17,100,000	0.150	03/04/10	17,100,000
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
20,975,000	0.230	03/04/10	20,975,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
13,895,000	0.190	03/04/10	13,895,000
Lancaster County Hospital Authority VRDN RB Health System of Lancaster General Hospital Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
2,745,000	0.200	03/01/10	2,745,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
6,150,000	0.180	03/04/10	6,150,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
28,575,000	0.200	03/04/10	28,575,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1/NR)(a)
3,700,000	0.200	03/04/10	3,700,000
Pennsylvania State Higher Educational Facilities VRDN RB University Health System Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
5,000,000	0.180	03/03/10	5,000,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
70,225,000	0.190	03/04/10	70,225,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,900,000	0.200	03/03/10	7,900,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
9,150,000	0.200	03/03/10	9,150,000
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.) (NR/VMIG1)(a)
4,000,000	0.180	03/04/10	4,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Pennsylvania – (continued)

Washington County Authority VRDN RB Refunding for University of Pennsylvania Series 2004 (A-1+/VMIG1)
$3,930,000	0.150%	03/04/10	$3,930,000

			206,745,000

Puerto Rico(a) – 0.6%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
52,700,000	0.300	03/04/10	52,700,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
9,000,000	0.300	03/04/10	9,000,000

			61,700,000

Rhode Island(a) – 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase & Co.) (A-1+/NR)
16,560,000	0.200	03/04/10	16,560,000

South Carolina – 0.4%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1/NR)
6,000,000	0.200	03/04/10	6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
6,195,000	0.200	03/04/10	6,195,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (NR/VMIG1)(a)
1,830,000	0.200	03/04/10	1,830,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
10,800,000	0.200	03/04/10	10,800,000
South Carolina State Public Service Authority VRDN RB ROCS-RR-II R-9309 Series 2009 (Citigroup Financial Products) (F1+)(a)
8,000,000	0.220	03/04/10	8,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (NR/VMIG1)
6,770,000	0.190	03/03/10	6,770,000

			39,595,000

Tennessee – 0.5%
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Floater Trust Series 2010-14B (Barclays Bank PLC) (NR/P-1)(a)
3,500,000	0.170	03/04/10	3,500,000

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Putters Series 2009-3528 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.200	03/04/10	5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
13,840,000	0.150	03/04/10	13,840,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,630,000	0.200	03/04/10	3,630,000
Tennessee State GO CP Series 2010 C (Tennessee Consolidated Retirement System) (A-1+/P-1)
23,000,000	0.280	06/01/10	23,000,000

			48,970,000

Texas – 10.4%
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,525,000	0.200	03/04/10	3,525,000
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.200	03/04/10	3,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,495,000	0.200	03/04/10	6,495,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
6,785,000	0.200	03/04/10	6,785,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3509 (JPMorgan Chase & Co.) (F1+)(a)
4,995,000	0.200	03/04/10	4,995,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3512 (JPMorgan Chase & Co.) (F1+)(a)
8,995,000	0.200	03/04/10	8,995,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1/NR)
5,495,000	0.210	03/04/10	5,495,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,700,000	0.200	03/04/10	3,700,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	0.180	03/04/10	24,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
3,100,000	0.180	03/04/10	3,100,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
14,555,000	0.180	03/04/10	14,555,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
$7,184,500	0.190%	03/04/10	$7,184,500
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3463 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.200	03/04/10	4,995,000
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (ASSURED GTY) (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,000,000	0.200	03/04/10	4,000,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
16,255,000	0.200	03/04/10	16,255,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.200	03/04/10	4,995,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
5,525,000	0.220	03/04/10	5,525,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,845,000	0.200	03/04/10	5,845,000
Harris County VRDN RB Putters Series 2009-3418 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,700,000	0.200	03/04/10	1,700,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.250	03/04/10	3,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
17,060,000	0.190	03/04/10	17,060,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
14,950,000	0.140	03/01/10	14,950,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1/NR)(a)
4,575,000	0.200	03/04/10	4,575,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1/NR)(a)
7,500,000	0.200	03/04/10	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
6,200,000	0.200	03/04/10	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.170	03/04/10	8,900,000

Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
3,950,000	0.190	03/04/10	3,950,000
Lower Colorado River Authority Transportation Contract CP Series 2010 (JPMorgan Chase & Co. SPA) (A-1/P-1)
29,000,000	0.200	03/01/10	29,000,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,995,000	0.200	03/04/10	2,995,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase & Co.) (F1+)(a)
20,000,000	0.200	03/04/10	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
4,165,000	0.170	03/04/10	4,165,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1/NR)(a)
8,935,000	0.200	03/04/10	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase & Co.) (NR/VMIG1)(a)
9,000,000	0.200	03/04/10	9,000,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1/NR)(a)
9,105,000	0.180	03/04/10	9,105,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
2,915,000	0.190	03/04/10	2,915,000
Rice University CP Series 2010 (A-1/NR)
10,000,000	0.280	07/08/10	10,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,995,000	0.200	03/04/10	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,215,000	0.200	03/04/10	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
1,360,000	0.200	03/04/10	1,360,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,200,000	0.200	03/04/10	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,260,000	0.200	03/04/10	8,260,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (NR/VMIG1)(a)
5,080,000	0.200	03/04/10	5,080,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1/VMIG1)
$31,800,000	0.230%	03/03/10	$31,800,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,000,000	0.200	03/04/10	5,000,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.200	03/04/10	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.180	03/03/10	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 B (A-1+/VMIG1)
41,960,000	0.230	03/03/10	41,960,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Texas Health Resources Series 2008 F (Bank of America N.A. SPA) (A-1/VMIG1)
22,900,000	0.180	03/03/10	22,900,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Children’s Medical Center Series 2010 B (A-1+/VMIG1)
17,500,000	0.160	03/04/10	17,500,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB Cook Children’s Medical Center Series 2010 C (A-1+/VMIG1)
11,000,000	0.180	03/04/10	11,000,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA) (A-1/NR)(a)
4,375,000	0.180	03/04/10	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA) (A-1/NR)(a)
5,790,000	0.180	03/04/10	5,790,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
3,600,000	5.000	05/15/10	3,634,010
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
2,700,000	4.000	04/01/10	2,708,049
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1/NR)(a)
12,190,000	0.180	03/04/10	12,190,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1/NR)(a)
2,400,000	0.180	03/04/10	2,400,000
Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
25,940,000	0.200	03/04/10	25,940,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1/NR)(a)
5,000,000	0.200	03/04/10	5,000,000

Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1/NR)(a)
8,685,000	0.200	03/04/10	8,685,000
Texas State GO VRDN Floater Trust Series 2010-18B (Barclays Bank PLC) (NR/VMIG1)(a)
7,000,000	0.200	03/04/10	7,000,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
15,075,000	0.200	03/04/10	15,075,000
Texas State GO VRDN Putters Series 2008-3238 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
2,165,000	0.200	03/04/10	2,165,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
9,550,000	0.200	03/04/10	9,550,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,210,000	0.200	03/04/10	6,210,000
Texas State TRANS Series 2009 (SP-1+/MIG1)
286,700,000	2.500	08/31/10	289,636,426
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
27,500,000	0.180	03/04/10	27,500,000
Texas State Transportation Commission GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
3,790,000	0.200	03/04/10	3,790,000
Texas State Transportation Commission State Highway Fund VRDN RB First Tier Series 2006 B (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
5,000,000	0.160	03/03/10	5,000,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,495,000	0.200	03/04/10	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,335,000	0.200	03/04/10	5,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
14,395,000	0.200	03/04/10	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
13,270,000	0.190	03/04/10	13,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
6,000,000	0.180	03/04/10	6,000,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
7,000,000	0.180	03/04/10	7,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Texas – (continued)

University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
$3,970,000	0.200%	03/04/10	$3,970,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
30,329,000	0.170	03/04/10	30,329,000
University of Texas VRDN RB Refunding Financing System Series 2001 A (A-1+/VMIG1)
1,500,000	0.150	03/03/10	1,500,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
2,000,000	0.160	03/04/10	2,000,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
2,100,000	0.200	03/04/10	2,100,000

			999,706,985

Utah – 2.6%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+/NR)
18,600,000	0.140	03/01/10	18,600,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
54,500,000	0.200	03/04/10	54,500,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,700,000	0.230	03/03/10	6,700,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
52,500,000	0.160	03/04/10	52,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
51,700,000	0.160	03/04/10	51,700,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,580,000	0.170	03/01/10	9,580,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
56,400,000	0.170	03/01/10	56,400,000

			249,980,000

Virginia – 1.2%
Fairfax County GO Bonds Public Improvement Series 2008 A (AAA/Aaa)
5,730,000	4.500	04/01/10	5,748,820
Fairfax County GO Bonds Series 2003 B (AAA/Aaa)
5,000,000	5.000	06/01/10	5,057,757
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2005-1168 (Morgan Stanley Municipal Products) (A-1+/NR)(a)
3,330,000	0.220	03/04/10	3,330,000

Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
6,660,000	0.200	03/04/10	6,660,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
12,720,000	0.170	03/03/10	12,720,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,495,000	0.200	03/04/10	5,495,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F (A-1+/VMIG1)
1,700,000	0.160	03/03/10	1,700,000
Richmond GO RANS Series 2009 (SP-1+/MIG1)
41,500,000	1.500	06/24/10	41,653,311
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1/NR)(a)
14,775,000	0.200	03/04/10	14,775,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
3,200,000	0.150	03/03/10	3,200,000
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
4,685,000	0.200	03/04/10	4,685,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
4,000,000	5.000	06/01/10	4,046,206
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
4,000,000	0.220	03/04/10	4,000,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,370,000	0.200	03/04/10	3,370,000

			116,441,094

Washington – 1.0%
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
7,995,000	0.200	03/04/10	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,800,000	0.200	03/04/10	4,800,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
3,650,000	0.170	03/03/10	3,650,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,325,000	0.220	03/03/10	2,325,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Municipal Debt Obligations – (continued)
Washington – (continued)

King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$12,250,000	0.260%	03/03/10	$12,250,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1/NR)(a)
5,650,000	0.200	03/04/10	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
9,940,000	0.180	03/04/10	9,940,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.200	03/04/10	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,035,000	0.200	03/04/10	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,080,000	0.200	03/04/10	2,080,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
7,495,000	0.200	03/04/10	7,495,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank & Co.) (A-1+/NR)(a)
9,000,000	0.200	03/04/10	9,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
8,925,000	0.180	03/04/10	8,925,000
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
9,990,000	0.180	03/04/10	9,990,000

			91,635,000

West Virginia – 0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
12,700,000	0.170	03/01/10	12,700,000

Wisconsin – 1.3%
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N.A. SPA) (A-1/NR)(a)
7,600,000	0.180	03/04/10	7,600,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (ASSURED GTY) (A-1/NR)
42,375,000	0.400	03/01/10	42,375,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2010 (A-1+/NR)
8,980,000	0.320	07/12/10	8,980,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital Services CP Series 2010 (ASSURED GTY) (A-1/NR)
7,000,000	0.400	03/02/10	7,000,000

Wisconsin State Health & Educational Facilities Authority VRDN RB Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co.) (NR/VMIG1)(a)
9,815,000	0.180	03/04/10	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Floater Trust for Children’s Hospital Series 2009-15W (Barclays Bank PLC) (NR/VMIG1)(a)
5,250,000	0.180	03/04/10	5,250,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
19,530,000	0.200	03/04/10	19,530,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Putters Series 2009-3613 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,660,000	0.200	03/04/10	8,660,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,840,000	0.180	03/04/10	4,840,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.180	03/04/10	7,500,000

			121,550,000

TOTAL INVESTMENTS – 99.2%			$9,581,808,090

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			73,221,321

NET ASSETS – 100.0%			$9,655,029,411

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2010, these securities amounted to $2,536,961,500 or approximately 26.3% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Security ratings disclosed are obtained from Standard & Poor’s (“S&P”)/Moody’s Investor Service (“Moody’s”). In the event where an S&P/Moody’s rating is not available, only a Fitch rating is disclosed. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IHC	—	Intermountain Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
LTD	—	Limited
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 96.1%

United States Treasury Bills
$888,000,000	0.035%	03/04/10	$887,997,410
1,256,800,000	0.040	03/04/10	1,256,795,811
734,000,000	0.050	03/11/10	733,989,805
3,738,000,000	0.055	03/11/10	3,737,942,892
480,000,000	0.057	03/18/10	479,986,967
3,593,000,000	0.060	03/18/10	3,592,898,198
1,671,000,000	0.055	03/25/10	1,670,938,730
492,000,000	0.080	03/25/10	491,973,760
491,000,000	0.085	03/25/10	490,972,177
41,100,000	0.070	04/01/10	41,097,522
1,810,000,000	0.110	04/01/10	1,809,828,553
559,600,000	0.080	04/08/10	559,552,745
58,800,000	0.140	04/15/10	58,789,710
491,000,000	0.100	04/22/10	490,929,078
751,200,000	0.105	04/22/10	751,086,068
626,000,000	0.110	04/22/10	625,900,535
49,000,000	0.145	05/06/10	48,986,974
85,600,000	0.150	05/06/10	85,576,460
10,000,000	0.160	05/06/10	9,997,067
72,245,000	0.400	06/17/10	72,158,306
166,000,000	0.410	06/17/10	165,795,820
41,000,000	0.415	06/17/10	40,948,955
143,000,000	0.430	06/17/10	142,815,530
1,382,000,000	0.200	07/01/10	1,381,063,311
475,000,000	0.180	07/08/10	474,693,625
118,000,000	0.135	07/15/10	117,939,820
United States Treasury Note
238,000,000	1.500	10/31/10	239,696,159

TOTAL INVESTMENTS – 96.1%			$20,460,351,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%			836,683,289

NET ASSETS – 100.0%			$21,297,035,277

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments
February 28, 2010 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations – 18.0%

United States Treasury Bills
$161,000,000	0.415%	06/10/10	$160,812,547
188,000,000	0.435	06/10/10	187,770,562
588,000,000	0.445	06/10/10	587,265,898
193,000,000	0.450	06/10/10	192,756,338
408,000,000	0.400	06/17/10	407,510,400
217,000,000	0.410	06/17/10	216,733,090
53,000,000	0.415	06/17/10	52,934,015
80,000,000	0.425	06/17/10	79,898,000
183,000,000	0.430	06/17/10	182,763,930
380,000,000	0.442	06/17/10	379,495,550
455,000,000	0.200	07/01/10	454,691,611
39,000,000	0.135	07/15/10	38,980,110
United States Treasury Note
250,000,000	1.500	10/31/10	251,781,679

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$3,193,393,730

Repurchase Agreements(a) – 82.0%

Barclays Capital, Inc.
$250,000,000	0.100%	03/01/10	$250,000,000
Maturity Value: $250,002,083
Collateralized by U.S. Treasury Note, 1.125%, due 12/15/11. The market value of the collateral, including accrued interest, was $255,000,068.
HSBC Securities (USA), Inc.
400,000,000	0.100	03/01/10	400,000,000
Maturity Value: $400,003,333

Collateralized by U.S. Treasury Bonds, 8.000% to 8.750%, due 05/15/20 to 11/15/21 and U.S. Treasury Notes, 2.375% to 5.000%, due 04/15/10 to 02/15/17. The aggregate market value of the collateral, including accrued interest, was $408,001,574.

Joint Repurchase Agreement Account I
13,718,600,000	0.100	03/01/10	13,718,600,000
Maturity Value: $13,718,714,322
UBS Securities LLC
140,000,000	0.080	03/01/10	140,000,000
Maturity Value: $140,000,933
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/10 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $142,802,919.

TOTAL REPURCHASE AGREEMENTS			$14,508,600,000

TOTAL INVESTMENTS – 100.0%			$17,701,993,730

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(2,704,551)

NET ASSETS – 100.0%			$17,699,289,179

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on February 26, 2010. Additional information on Joint Repurchase Agreement Account I appears on page 42.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Money Market	$4,000,000

Prime Obligations	300,400,000

Treasury Obligations	13,718,600,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,050,000,000	0.10%	03/01/10	$1,050,008,750

Barclays Capital, Inc.	700,000,000	0.10	03/01/10	700,005,833

BNP Paribas Securities Co.	2,500,000,000	0.10	03/01/10	2,500,020,833

Credit Suisse Securities (USA) LLC	1,500,000,000	0.10	03/01/10	1,500,012,500

Deutsche Bank Securities, Inc.	1,300,200,000	0.10	03/01/10	1,300,210,835

JPMorgan Securities	2,450,000,000	0.10	03/01/10	2,450,020,417

Morgan Stanley & Co.	2,500,000,000	0.10	03/01/10	2,500,020,833

RBS Securities, Inc.	1,500,000,000	0.10	03/01/10	1,500,012,500

UBS Securities LLC	990,000,000	0.10	03/01/10	990,008,250

TOTAL				$14,490,320,751

At February 28, 2010, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

U.S. Treasury Bills	0.000%	07/22/10 to 11/18/10

U.S. Treasury Inflation Protected Security	2.500	07/15/16

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 02/15/38

U.S. Treasury Notes	0.750 to 11.250	05/31/10 to 02/15/20

U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/10 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $14,780,011,214.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2010, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$21,091,400,000

Money Market	7,537,500,000

Prime Obligations	7,117,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,050,000,000	0.12%	03/01/10	$5,050,050,500

Barclays Capital, Inc.	1,000,000,000	0.10	03/01/10	1,000,008,333

Barclays Capital, Inc.	6,000,000,000	0.12	03/01/10	6,000,060,000

BNP Paribas Securities Co.	3,000,000,000	0.12	03/01/10	3,000,030,000

Citigroup Global Markets, Inc.	1,500,000,000	0.12	03/01/10	1,500,015,000

Credit Suisse Securities (USA) LLC	1,350,000,000	0.12	03/01/10	1,350,013,500

Deutsche Bank Securities, Inc.	1,200,000,000	0.10	03/01/10	1,200,010,000

Deutsche Bank Securities, Inc.	4,550,000,000	0.12	03/01/10	4,550,045,500

JPMorgan Securities	370,000,000	0.12	03/01/10	370,003,700

Merrill Lynch & Co., Inc.	850,000,000	0.12	03/01/10	850,008,500

Morgan Stanley & Co.	600,000,000	0.10	03/01/10	600,005,000

Morgan Stanley & Co.	5,662,000,000	0.12	03/01/10	5,662,056,620

RBS Securities, Inc.	2,000,000,000	0.12	03/01/10	2,000,020,000

UBS Securities LLC	1,825,000,000	0.12	03/01/10	1,825,018,250

Wachovia Capital Markets	3,250,000,000	0.12	03/01/10	3,250,032,500

TOTAL				$38,207,377,403

At February 28, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Bank	0.000% to 0.800%	03/10/10 to 07/08/11

Federal Home Loan Mortgage Corp.	1.125 to 14.000	03/15/10 to 11/01/47

Federal National Mortgage Association	0.000 to 16.000	04/01/10 to 01/01/50

Government National Mortgage Association	3.500 to 8.000	10/15/12 to 02/20/40

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Bills	0.000	03/11/10 to 02/10/11

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	0.875 to 10.625	03/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $39,050,965,108.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Federal	Government
	Fund	Fund

Assets:

Investments in securities, at value based on amortized cost — unaffiliated issuers	$17,153,237,101	$17,817,124,122
Repurchase agreements, at value based on amortized cost — unaffiliated issuers	—	21,591,400,000
Repurchase agreements, at value based on amortized cost — affiliated issuers	—	1,000,000,000
Cash	16,642	303,748,067
Receivables:
Investment securities sold	—	—
Interest	2,957,170	7,277,418
Fund shares sold	—	91,685
Other assets	177,762	534,230

Total assets	17,156,388,675	40,720,175,522

Liabilities:

Due to custodian	—	—
Payables:
Investment securities purchased	—	—
Amounts owed to affiliates	2,481,674	5,813,026
Fund shares redeemed	8,577	3,799
Dividend distribution	21,621	369,327
Accrued expenses	207,420	202,501

Total liabilities	2,719,292	6,388,653

Net Assets:

Paid-in capital	17,153,353,464	40,712,757,198
Undistributed net investment income (loss)	338,186	974,666
Accumulated net realized gain (loss) from investments	(22,267)	55,005

NET ASSETS	$17,153,669,383	$40,713,786,869

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$15,220,317,551	$34,013,497,858
FST Select Shares	107,999,837	2,150,600,736
FST Preferred Shares	312,326,664	701,877,830
FST Capital Shares	116,598,684	733,412,598
FST Administration Shares	652,753,711	2,574,437,651
FST Service Shares	743,672,936	539,960,196

Total Net Assets	$17,153,669,383	$40,713,786,869

Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	15,220,037,239	34,012,633,075
FST Select Shares	107,997,848	2,150,546,057
FST Preferred Shares	312,320,912	701,859,985
FST Capital Shares	116,596,536	733,393,952
FST Administration Shares	652,741,689	2,574,372,195
FST Service Shares	743,659,240	539,946,470

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market	Prime Obligations	Tax-Free Money	Treasury	Treasury
Fund	Fund	Market Fund	Instruments Fund	Obligations Fund

$13,496,432,406	$19,237,443,744	$9,581,808,090	$20,460,351,988	$3,193,393,730
7,831,500,000	7,693,100,000	—	—	14,508,600,000
400,000,000	600,000,000	—	—	—
19,863	—	—	26,150	58,906

—	2,110,000	83,686,460	829,000,000	—
5,930,049	7,466,693	25,889,535	9,498,036	1,360,788
—	487,723	173,022	718	337,264
288,309	293,756	123,485	213,501	181,244

21,734,170,627	27,540,901,916	9,691,680,592	21,299,090,393	17,703,931,932

—	4,850	33,861,230	—	—

53,972,100	99,948,333	—	—	—
3,058,261	3,665,893	1,293,406	1,158,800	2,590,193
13,354,395	1,109,724	387,203	642,722	1,800,000
155,941	618,172	149,793	43,572	67,375
762,908	504,962	959,549	210,022	185,185

71,303,605	105,851,934	36,651,181	2,055,116	4,642,753

21,661,997,425	27,434,110,166	9,654,789,064	21,296,815,882	17,698,253,516
1,605,366	7,335,312	—	(1,282,331)	(386,474)
(735,769)	(6,395,496)	240,347	1,501,726	1,422,137

$21,662,867,022	$27,435,049,982	$9,655,029,411	$21,297,035,277	$17,699,289,179

$1.00	$1.00	$1.00	$1.00	$1.00

$19,859,272,088	$21,523,649,466	$8,879,774,967	$19,023,805,928	$13,678,683,029
31,175,339	77,416,980	76,444,327	195,150,466	546,710,466
42,235,154	983,275,966	42,532,708	350,090,334	362,868,558
74,099,267	569,319,124	143,996,137	253,985,608	350,491,139
1,340,468,348	3,459,217,178	447,908,732	1,210,071,918	1,870,768,716
315,616,826	822,171,268	64,372,540	263,931,023	889,767,271

$21,662,867,022	$27,435,049,982	$9,655,029,411	$21,297,035,277	$17,699,289,179

19,858,467,872	21,522,907,256	8,879,507,039	19,023,609,950	13,677,882,609
31,174,077	77,414,310	76,442,017	195,148,457	546,678,480
42,233,442	983,242,060	42,531,422	350,086,726	362,847,326
74,096,261	569,299,492	143,991,785	253,982,991	350,470,632
1,340,413,030	3,459,097,905	447,895,253	1,210,059,452	1,870,659,258
315,604,038	822,142,907	64,370,594	263,928,306	889,715,211

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Federal	Government
	Fund	Fund

Investment income:

Interest income — from unaffiliated issuers	$23,081,486	$59,676,343
Interest income — from affiliated issuers	—	607,976

Total investment income	23,081,486	60,284,319

Expenses:

Fund-Level Expenses:
Management fees	20,439,726	55,248,896
Transfer Agent fees	997,060	2,695,068
Custody and accounting fees	485,400	1,177,628
Registration fees	102,872	105,255
Printing fees	35,459	69,679
Professional fees	33,698	33,757
Trustee fees	12,823	26,348
Other	361,253	109,982

Subtotal	22,468,291	59,466,613
Class Specific Expenses:
FST Service Share fees	2,008,453	1,362,446
FST Administration Share fees	916,505	3,356,673
FST Preferred Share fees	196,014	413,724
FST Capital Share fees	97,317	670,715
FST Select Share fees	27,300	332,401

Total expenses	25,713,880	65,602,572
Less — expense reductions	(5,384,990)	(16,135,030)

Net expenses	20,328,890	49,467,542

NET INVESTMENT INCOME (LOSS)	$2,752,596	$10,816,777

Net realized gain from investment transactions	1,389,141	5,818,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,141,737	$16,635,403

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Money Market	Prime Obligations	Tax-Free Money	Treasury	Treasury
Fund	Fund	Market Fund	Instruments Fund	Obligations Fund

$28,353,461	$38,869,158	$15,759,804	$9,196,774	$15,702,406
207,165	468,760	—	—	174

28,560,626	39,337,918	15,759,804	9,196,774	15,702,580

22,570,591	31,687,123	9,941,188	20,046,019	20,363,195
1,101,004	1,545,713	484,936	977,855	993,327
432,461	713,525	463,486	470,708	100,759
112,347	118,514	88,309	105,623	71,072
56,479	57,956	25,706	38,709	60,388
42,036	38,573	35,020	34,545	20,990
18,415	22,748	11,241	12,879	16,282
1,291,586	1,115,578	352,050	486,305	35,051

25,624,919	35,299,730	11,401,936	22,172,643	21,661,064

1,073,356	2,172,101	181,612	517,237	2,390,380
1,677,835	4,766,118	429,249	1,638,918	2,833,615
36,872	566,754	23,788	149,419	172,976
54,187	371,155	101,399	89,127	249,257
6,282	20,296	11,723	30,570	81,056

28,473,451	43,196,154	12,149,707	24,597,914	27,388,348
(6,879,546)	(12,893,640)	(2,626,208)	(12,883,620)	(9,645,262)

21,593,905	30,302,514	9,523,499	11,714,294	17,743,086

$6,966,721	$9,035,404	$6,236,305	$(2,517,520)	$(2,040,506)

2,798,499	5,543,570	514,835	2,187,392	1,639,233

$9,765,220	$14,578,974	$6,751,140	$(330,128)	$(401,273)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Fund
	For the
	Six Months Ended	For the Period	For the
	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income	$2,752,596	$57,732,828	$504,951,772
Net realized gain (loss) from investment transactions	1,389,141	7,179,362	6,424,870

Net increase in net assets resulting from operations	4,141,737	64,912,190	511,376,642

Distributions to shareholders:

From net investment income:
FST Shares	(2,738,920)	(55,977,760)	(455,548,376)
FST Select Shares	(13,676)	(182,634)	(1,260,815)
FST Preferred Shares	—	(711,833)	(8,631,884)
FST Capital Shares	—	(77,666)	(480,119)
FST Administration Shares	—	(782,935)	(19,286,914)
FST Service Shares	—	—	(19,743,664)
From net realized gains:
FST Shares	(2,123,771)	(5,848,391)	(5,405,109)
FST Select Shares	(24,496)	(24,639)	(15,066)
FST Preferred Shares	(49,473)	(121,284)	(96,805)
FST Capital Shares	(15,568)	(28,704)	(8,435)
FST Administration Shares	(88,103)	(266,862)	(273,165)
FST Service Shares	(95,836)	(247,486)	(282,447)

Total distributions to shareholders	(5,149,843)	(64,270,194)	(511,032,799)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	37,126,271,643	71,578,933,218	116,586,733,084
Reinvestment of distributions	3,864,023	49,648,242	418,589,268
Cost of shares redeemed	(42,756,342,012)	(83,453,479,514)	(99,331,054,440)

Net increase (decrease) in net assets resulting from share transactions	(5,626,206,346)	(11,824,898,054)	17,674,267,912

NET INCREASE (DECREASE)	(5,627,214,452)	(11,824,256,058)	17,674,611,755

Net assets:

Beginning of period	22,780,883,835	34,605,139,893	16,930,528,138

End of period	$17,153,669,383	$22,780,883,835	$34,605,139,893

Undistributed net investment income	$338,186	$338,186	$338,186

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Government Fund			Money Market Fund
For the			For the
Six Months Ended	For the Period	For the	Six Months Ended	For the Period	For the
February 28, 2010	January 1, 2009 to	Fiscal Year Ended	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
(Unaudited)	August 31, 2009*	December 31, 2008	(Unaudited)	August 31, 2009*	December 31, 2008

$10,816,777	$144,700,386	$572,063,641	$6,966,721	$80,696,483	$637,557,196
5,818,626	26,168,569	32,246,331	2,798,499	3,457,635	(2,642,218)

16,635,403	170,868,955	604,309,972	9,765,220	84,154,118	634,914,978

(10,621,347)	(134,603,209)	(457,814,607)	(6,955,931)	(77,737,720)	(591,297,803)
(195,430)	(3,612,545)	(21,069,146)	(10,790)	(144,107)	(2,485,877)
—	(1,467,837)	(16,862,397)	—	(288,565)	(3,678,008)
—	(1,791,486)	(15,886,153)	—	(155,269)	(1,045,447)
—	(3,225,309)	(51,375,415)	—	(1,858,811)	(20,921,327)
—	—	(9,055,923)	—	(512,011)	(15,486,516)

(9,932,264)	(29,515,660)	(15,193,030)	(3,217,804)	(1,678,802)	—
(456,691)	(889,653)	(387,283)	(6,765)	(2,286)	—
(175,549)	(445,122)	(309,031)	(11,916)	(6,953)	—
(187,714)	(651,412)	(419,528)	(11,715)	(4,716)	—
(564,735)	(2,030,160)	(1,352,923)	(216,657)	(112,950)	—
(112,511)	(356,460)	(218,665)	(69,411)	(37,835)	—

(22,246,241)	(178,588,853)	(589,944,101)	(10,500,989)	(82,540,025)	(634,914,978)

156,939,055,439	247,795,009,026	220,115,862,932	52,884,879,068	105,488,222,804	160,213,384,096
9,107,879	98,830,513	298,483,724	7,908,727	59,432,669	367,425,033
(175,962,428,362)	(245,161,652,880)	(177,117,234,724)	(55,202,281,210)	(101,353,012,736)	(164,925,882,658)

(19,014,265,044)	2,732,186,659	43,297,111,932	(2,309,493,415)	4,194,642,737	(4,345,073,529)

(19,019,875,882)	2,724,466,761	43,311,477,803	(2,310,229,184)	4,196,256,830	(4,345,073,529)

59,733,662,751	57,009,195,990	13,697,718,187	23,973,096,206	19,776,839,376	24,121,912,905

$40,713,786,869	$59,733,662,751	$57,009,195,990	$21,662,867,022	$23,973,096,206	$19,776,839,376

$974,666	$974,666	$974,666	$1,605,366	$1,605,366	$2,815,814

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Prime Obligations Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income (loss)	$9,035,404	$98,195,774	$1,327,513,100
Net realized gain (loss) from investment transactions	5,543,570	9,507,514	(114,800,827)
Payment by affiliate relating to certain investment transactions	—	—	100,000,000

Net increase (decrease) in net assets resulting from operations	14,578,974	107,703,288	1,312,712,273

Distributions to shareholders:

From net investment income:
FST Shares	(9,006,149)	(84,330,843)	(1,096,404,359)
FST Select Shares	(29,255)	(257,816)	(7,822,892)
FST Preferred Shares	—	(3,278,308)	(41,721,735)
FST Capital Shares	—	(1,621,813)	(23,599,227)
FST Administration Shares	—	(6,836,786)	(115,102,019)
FST Service Shares	—	(836,251)	(37,709,073)
From net realized gains:
FST Shares	(4,342,738)	—	—
FST Select Shares	(28,655)	—	—
FST Preferred Shares	(186,879)	—	—
FST Capital Shares	(89,831)	—	—
FST Administration Shares	(685,697)	—	—
FST Service Shares	(158,159)	—	—

Total distributions to shareholders	(14,527,363)	(97,161,817)	(1,322,359,305)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	80,703,576,860	153,178,348,911	353,293,122,864
Reinvestment of distributions	5,769,429	38,035,058	441,214,406
Cost of shares redeemed	(90,784,451,900)	(148,651,885,869)	(367,185,329,610)

Net increase (decrease) in net assets resulting from share transactions	(10,075,105,611)	4,564,498,100	(13,450,992,340)

NET INCREASE (DECREASE)	(10,075,054,000)	4,575,039,571	(13,460,639,372)

Net assets:

Beginning of period	37,510,103,982	32,935,064,411	46,395,703,783

End of period	$27,435,049,982	$37,510,103,982	$32,935,064,411

Undistributed net investment income (loss)	$7,335,312	$7,335,312	$6,301,355

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Tax-Free Money Market Fund			Treasury Instruments Fund
For the			For the
Six Months Ended	For the Period	For the	Six Months Ended	For the Period	For the
February 28, 2010	January 1, 2009 to	Fiscal Year Ended	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
(Unaudited)	August 31, 2009*	December 31, 2008	(Unaudited)	August 31, 2009*	December 31, 2008

$6,236,305	$25,077,901	$222,486,070	$(2,517,520)	$5,409,763	$243,260,466
514,835	1,000,995	555,789	2,187,392	10,309,376	70,239,515
—	—	—	—	—	—

6,751,140	26,078,896	223,041,859	(330,128)	15,719,139	313,499,981

(6,148,849)	(24,075,811)	(196,975,638)	—	(5,405,155)	(202,660,734)
(42,419)	(138,485)	(1,009,573)	—	(4,608)	(615,484)
(10,370)	(105,864)	(2,971,334)	—	—	(4,738,432)
(12,865)	(351,761)	(5,282,301)	—	—	(682,617)
(18,007)	(374,979)	(11,472,694)	—	—	(28,977,214)
(3,795)	(31,025)	(4,774,530)	—	—	(5,585,985)

(1,113,411)	—	(1,278,622)	(1,307,973)	(18,856,496)	(49,214,094)
(9,348)	—	(5,181)	(11,877)	(120,062)	(152,795)
(5,789)	—	(12,127)	(16,166)	(231,620)	(875,864)
(16,014)	—	(38,562)	(6,154)	(59,197)	(312,628)
(40,609)	—	(44,166)	(71,572)	(1,589,561)	(6,555,921)
(10,181)	—	(33,405)	(10,999)	(335,766)	(1,368,327)

(7,431,657)	(25,077,925)	(223,898,133)	(1,424,741)	(26,602,465)	(301,740,095)

14,251,327,920	19,307,931,291	53,482,338,331	33,722,185,021	33,745,614,688	136,939,196,109
5,588,364	18,946,839	152,563,776	1,122,083	19,857,585	206,267,487
(14,690,977,906)	(19,955,423,598)	(53,686,012,030)	(33,089,583,320)	(50,042,475,454)	(111,967,016,159)

(434,061,622)	(628,545,468)	(51,109,923)	633,723,784	(16,277,003,181)	25,178,447,437

(434,742,139)	(627,544,497)	(51,966,197)	631,968,915	(16,287,886,507)	25,190,207,323

10,089,771,550	10,717,316,047	10,769,282,244	20,665,066,362	36,952,952,869	11,762,745,546

$9,655,029,411	$10,089,771,550	$10,717,316,047	$21,297,035,277	$20,665,066,362	$36,952,952,869

$—	$—	$—	$(1,282,331)	$1,235,189	$1,187,938

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Obligations Fund
	For the
	Six Months Ended	For the Period	For the
	February 28, 2010	January 1, 2009 to	Fiscal Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

From operations:

Net investment income (loss)	$(2,040,506)	$5,548,103	$236,371,046
Net realized gain from investment transactions	1,639,233	22,778,788	7,560,120

Net increase (decrease) in net assets resulting from operations	(401,273)	28,326,891	243,931,166

Distributions to shareholders:

From net investment income:
FST Shares	—	(5,548,103)	(173,788,449)
FST Select Shares	—	—	(71,214)
FST Preferred Shares	—	—	(3,576,007)
FST Capital Shares	—	—	(3,941,099)
FST Administration Shares	—	—	(36,977,912)
FST Service Shares	—	—	(18,016,365)
From net realized gains:
FST Shares	(3,428,384)	(16,253,523)	(4,462,424)
FST Select Shares	(77,483)	(167,543)	(16,681)
FST Preferred Shares	(35,086)	(262,204)	(96,874)
FST Capital Shares	(31,673)	(374,926)	(140,157)
FST Administration Shares	(206,859)	(2,568,365)	(747,149)
FST Service Shares	(95,452)	(1,032,580)	(512,866)

Total distributions to shareholders	(3,874,937)	(26,207,244)	(242,347,197)

From share transactions (at $1.00 per share):

Proceeds from sales of shares	55,444,792,966	95,529,181,255	110,129,345,005
Reinvestment of distributions	1,627,763	10,339,103	147,912,604
Cost of shares redeemed	(59,245,898,681)	(90,042,631,001)	(111,517,640,087)

Net increase (decrease) in net assets resulting from share transactions	(3,799,477,952)	5,496,889,357	(1,240,382,478)

NET INCREASE (DECREASE)	(3,803,754,162)	5,499,009,004	(1,238,798,509)

Net assets:

Beginning of period	21,503,043,341	16,004,034,337	17,242,832,846

End of period	$17,699,289,179	$21,503,043,341	$16,004,034,337

Undistributed net investment income (loss)	$(386,474)	$1,654,032	$1,608,257

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements
February 28, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Fund	Share Classes Offered	Non-Diversified

Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.
Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. FASB Financial Accounting Standards Codification — The Financial Accounting Standards Board (“FASB”) implemented its “Financial Accounting Standards Codification” (the “Codification”) as the single source of GAAP. While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance that have been reflected in the Notes to Financial Statements.

B. Investment Valuation — It is the Funds’ policy to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

C. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of settled shares of each class.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income, and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Funds’ distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Funds’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
As of the Funds’ most recent fiscal year end, August 31, 2009, the Prime Obligations Fund had a capital loss carryforward for U.S. federal income tax purposes of $6,447,107 expiring August 31, 2016. The capital loss carryforward amount is available to be carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

F. Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.

G. Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Under these agreements, the Fund is permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund Contractual Fee Table below summarizes the relevant contractual fee arrangements.

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Distribution Agreement — Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Administration and Service Plans — The Trust, on behalf of each Fund, has adopted Administration and Service Plans (the “Plans”) to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and/or shareholder liaison services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of the FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is calculated daily and paid monthly equal to an annual percentage rate of each Fund’s average daily net assets.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, transfer agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such other expenses reimbursements, if any, are computed daily and paid monthly. This expense limitation may be modified or terminated at any time at the option of GSAM. Additionally, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

F. Total Fund Expenses —

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	FST	FST Select	FST Preferred	FST Capital	FST Administration	FST Service
	Shares	Shares	Shares	Shares	Shares	Shares

Management Fee	0.205%	0.205%	0.205%	0.205%	0.205%	0.205%
Administration and/or Service Fees	N/A	0.03	0.10	0.15	0.25	0.50
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01

N/A —	Reflects fees that are not applicable to respective share class.

Fund Effective Net Expenses (After waivers and reimbursements)

During the six months ended February 28, 2010, GSAM voluntarily agreed to waive a portion of its management fee attributable to each Fund. Additionally, Goldman Sachs, as Distributor and Transfer Agent, voluntarily agreed to waive all or a portion of its respective class-specific fees (consisting of Administration and/or Service Plan fees) and transfer agency fees attributable to certain Funds. These waivers may be modified or terminated at any time at the option of GSAM or Goldman Sachs. The following tables outline such fees (net of waivers) and Other Expenses (net of reimbursements and custodian fee

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

credit reductions) in order to determine each Fund’s net annualized expenses for the period. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Ratio of net expenses to average net assets
	for the six months ended February 28, 2010*
		FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Federal
Management Fee	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Administration and/or Service Fees	N/A	0.02	0.05	0.05	0.05	0.05
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.20%	0.22%	0.25%	0.25%	0.25%	0.25%

Government
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration and/or Service Fees	N/A	0.03	0.07	0.08	0.08	0.08
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18%	0.21%	0.25%	0.26%	0.26%	0.26%

Money Market
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration and/or Service Fees	N/A	0.03	0.08	0.09	0.10	0.10
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18%	0.21%	0.26%	0.27%	0.28%	0.28%

Prime Obligations
Management Fee	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Administration and/or Service Fees	N/A	0.03	0.08	0.09	0.10	0.10
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.17%	0.20%	0.25%	0.26%	0.27%	0.27%

Tax-Free Money Market
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration and/or Service Fees	N/A	0.03	0.09	0.12	0.12	0.13
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18%	0.21%	0.27%	0.30%	0.30%	0.31%

Treasury Instruments
Management Fee	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Administration and/or Service Fees	N/A	0.00	0.00	0.00	0.00	0.00
Transfer Agency Fee	0.00	0.00	0.00	0.00	0.00	0.00
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%

* Annualized

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Ratio of net expenses to average net assets
	for the six months ended February 28, 2010*
		FST	FST	FST	FST	FST
	FST	Select	Preferred	Capital	Administration	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Treasury Obligations
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Administration and/or Service Fees	N/A	0.02	0.02	0.02	0.02	0.02
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01
Other Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Net Expenses	0.18%	0.20%	0.20%	0.20%	0.20%	0.20%

*	Annualized

For the six months ended February 28, 2010, expense reductions including fee waivers, other expenses reimbursement and fee credits, were as follows (in thousands):

	Management	Custody Fee		Transfer Agent		Service Plans	Other Expenses
	Fee Waiver	Reduction		Fee Waiver		Fee Waiver	Reimbursement	Total

Federal	$2,515	$7		$118		$2,745	$—	$5,385

Government	12,151	—	*	29		3,955	—	16,135

Money Market	4,955	—	*	—		1,925	—	6,880

Prime Obligations	7,947	—	*	—		4,947	—	12,894

Tax-Free Money Market	2,182	—		—	*	378	66	2,626

Treasury Instruments	9,692	3		807		2,382	—	12,884

Treasury Obligations	4,129	—	*	290		5,226	—	9,645

*	Amount is less than $500.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2010, the amounts owed to affiliates of the Funds were as follows (in thousands):

	Management	Transfer Agent	Other Expenses Over
Fund	Fees	Fees	Reimbursement	Total

Federal	$2,447	$35	$—	$2,482

Government	5,498	315	—	5,813

Money Market	2,659	166	233	3,058

Prime Obligations	3,450	216	—	3,666

Tax-Free Money Market	1,208	75	10	1,293

Treasury Instruments	1,159	—	—	1,159

Treasury Obligations	2,522	68	—	2,590

G. Line of Credit Facility — The Funds participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total up to $1 billion. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2010, the Funds did not have any borrowings under the facility.

H. Other Transaction with Affiliate — On September 22, 2008, The Goldman Sachs Group Inc. made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile conditions.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of February 28, 2010:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$4,960,642,474	$12,192,594,627	$—

Government	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$17,817,124,122	$—
Corporate Obligations (including repurchase agreements)	—	22,591,400,000	—

Total	$—	$40,408,524,122	$—

Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$124,842,935	$4,184,589,161	$—
Corporate Obligations (including repurchase agreements and time deposits)	—	17,293,215,310	—
Municipal Debt Obligations	—	125,285,000	—

Total	$124,842,935	$21,603,089,471	$—

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$—	$8,265,889,646	$—
Corporate Obligations (including repurchase agreements)	—	18,403,974,098	—
Municipal Debt Obligations	—	860,680,000	—

Total	$—	$27,530,543,744	$—

Tax-Free Money Market	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$9,581,808,090	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$20,460,351,988	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$3,193,393,730	$—	$—
Corporate Obligations (including repurchase agreements)	—	14,508,600,000	—

Total	$3,193,393,730	$14,508,600,000	$—

(a)	The Funds utilize amortized cost, which approximates fair value, to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

5. OTHER RISKS

A. Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, transfer agency and management fees) which can fluctuate daily.

B. Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

C. Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7. OTHER MATTERS

A. Temporary Guarantee Program — On October 3, 2008, the trustees of the Funds approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Funds and other Goldman Sachs registered money market funds. Each of these Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the trustees approved participation in the extension of the program through April 30, 2009, on behalf of the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds. Subsequently, on April 9, 2009, the trustees approved further participation in the Program through September 18, 2009 on behalf of the Money Market, Prime Obligations and Tax-Free Money Market Funds. With each extension of the Program, the participating Funds paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.
Pursuant to its terms, the Program terminated on September 18, 2009, and therefore the guarantee of a $1.00 NAV price per share provided by the Program is no longer in effect for any of the Funds or any other money market fund. Under the Program, if a participating Fund’s market-based net asset value per share had dropped below $0.995 on any day while the Program was in effect, shareholders of record on that date who also held shares in the participating Fund on September 19, 2008 may have been eligible to receive a payment from the Treasury upon liquidation of that Fund. The fees were amortized over the length of the participation in the Program. The expense was borne by the participating Funds without regard to any expense limitation in effect for those Funds.

B. Exemptive Orders — Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

8. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Other than the item discussed below, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Legal Proceedings — On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.
Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.
In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Federal Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009	Year Ended
	(Unaudited)	to August 31, 2009*	December 31, 2008

FST Shares
Shares sold	32,326,199,506	60,949,178,413	95,446,773,943
Reinvestment of distributions	3,763,355	48,340,006	390,296,824
Shares redeemed	(37,178,560,087)	(72,113,419,286)	(79,726,945,092)

	(4,848,597,226)	(11,115,900,867)	16,110,125,675

FST Select Shares
Shares sold	85,960,928	408,461,186	359,442,777
Reinvestment of distributions	36,231	113,297	47,302
Shares redeemed	(234,447,390)	(241,987,360)	(269,630,420)

	(148,450,231)	166,587,123	89,859,659

FST Preferred Shares
Shares sold	693,758,626	1,828,812,056	2,735,581,299
Reinvestment of distributions	20,512	548,287	6,945,566
Shares redeemed	(893,339,723)	(1,808,839,758)	(2,566,415,890)

	(199,560,585)	20,520,585	176,110,975

FST Capital Shares
Shares sold	323,403,250	358,946,681	254,718,165
Reinvestment of distributions	2,471	44,454	375,281
Shares redeemed	(364,520,815)	(237,658,210)	(226,655,921)

	(41,115,094)	121,332,925	28,437,525

FST Administration Shares
Shares sold	1,406,243,332	2,702,076,673	7,897,386,576
Reinvestment of distributions	19,197	481,271	9,597,516
Shares redeemed	(1,651,088,516)	(3,275,384,328)	(7,022,983,161)

	(244,825,987)	(572,826,384)	884,000,931

FST Service Shares
Shares sold	2,290,706,001	5,331,458,209	9,892,830,324
Reinvestment of distributions	22,257	120,927	11,326,779
Shares redeemed	(2,434,385,481)	(5,776,190,572)	(9,518,423,956)

	(143,657,223)	(444,611,436)	385,733,147

NET INCREASE (DECREASE) IN SHARES	(5,626,206,346)	(11,824,898,054)	17,674,267,912

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Government Fund			Money Market Fund
For the			For the
Six Months Ended	For the Period	For the Fiscal	Six Months Ended	For the Period	For the Fiscal
February 28, 2010	January 1, 2009	Year Ended	February 28, 2010	January 1, 2009	Year Ended
(Unaudited)	to August 31, 2009*	December 31, 2008	(Unaudited)	to August 31, 2009*	December 31, 2008

141,230,911,431	224,021,991,701	182,355,935,294	50,485,095,944	99,436,717,861	151,001,014,449
8,354,242	90,898,407	250,189,316	7,816,293	57,011,837	337,197,673
(159,117,577,439)	(221,045,603,419)	(143,726,486,878)	(52,511,954,827)	(95,956,541,304)	(154,998,013,750)

(17,878,311,766)	3,067,286,689	38,879,637,732	(2,019,042,590)	3,537,188,394	(3,659,801,628)

1,329,782,376	3,363,787,237	5,895,762,249	190,033,540	71,979,946	349,544,061
631,320	4,228,623	20,730,074	17,565	146,430	2,484,208
(1,397,932,759)	(2,371,884,896)	(5,132,821,699)	(201,651,876)	(83,436,664)	(380,774,930)

(67,519,063)	996,130,964	783,670,624	(11,600,771)	(11,310,288)	(28,746,661)

2,225,331,197	2,710,161,982	4,405,165,458	191,218,422	423,598,980	1,188,890,576
48,736	952,474	7,679,689	11,605	286,650	3,555,441
(2,396,664,244)	(2,860,036,835)	(4,057,557,776)	(236,663,718)	(424,060,161)	(1,266,239,330)

(171,284,311)	(148,922,379)	355,287,371	(45,433,691)	(174,531)	(73,793,313)

5,922,907,937	7,759,681,275	11,701,527,932	256,028,855	373,583,446	263,275,228
41,052	1,832,756	6,731,377	4,913	158,942	1,010,441
(6,211,914,845)	(7,994,944,062)	(10,807,155,964)	(257,940,885)	(347,850,691)	(268,195,734)

(288,965,856)	(233,430,031)	901,103,345	(1,907,117)	25,891,697	(3,910,065)

4,793,258,940	7,974,257,545	12,397,209,009	1,374,910,668	3,241,857,122	5,354,580,747
16,985	697,386	8,924,028	39,520	1,452,169	14,568,311
(5,435,898,822)	(8,752,931,106)	(10,297,995,836)	(1,449,615,681)	(2,513,002,932)	(5,859,482,127)

(642,622,897)	(777,976,175)	2,108,137,201	(74,665,493)	730,306,359	(490,333,069)

1,436,863,558	1,965,129,286	3,360,262,990	387,591,639	1,940,485,449	2,056,079,035
15,544	220,867	4,229,240	18,831	376,641	8,608,959
(1,402,440,253)	(2,136,252,562)	(3,095,216,571)	(544,454,223)	(2,028,120,984)	(2,153,176,787)

34,438,849	(170,902,409)	269,275,659	(156,843,753)	(87,258,894)	(88,488,793)

(19,014,265,044)	2,732,186,659	43,297,111,932	(2,309,493,415)	4,194,642,737	(4,345,073,529)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Prime Obligations Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

FST Shares
Shares sold	62,596,859,484	125,864,446,108	290,149,281,542
Reinvestment of distributions	5,476,518	33,448,137	362,970,659
Shares redeemed	(71,835,471,836)	(120,367,566,920)	(301,510,689,365)

	(9,233,135,834)	5,530,327,325	(10,998,437,164)

FST Select Shares
Shares sold	341,593,758	324,404,380	2,221,385,557
Reinvestment of distributions	52,862	229,737	7,447,772
Shares redeemed	(363,478,990)	(321,222,660)	(2,400,147,966)

	(21,832,370)	3,411,457	(171,314,637)

FST Preferred Shares
Shares sold	4,300,271,306	9,327,080,055	18,398,316,025
Reinvestment of distributions	127,852	2,069,574	28,342,874
Shares redeemed	(4,543,328,907)	(9,488,719,280)	(18,195,577,799)

	(242,929,749)	(159,569,651)	231,081,100

FST Capital Shares
Shares sold	3,017,326,262	3,901,021,645	10,756,157,422
Reinvestment of distributions	17,910	606,233	6,791,256
Shares redeemed	(3,016,097,141)	(4,110,975,961)	(10,772,852,804)

	1,247,031	(209,348,083)	(9,904,126)

FST Administration Shares
Shares sold	7,377,219,391	9,009,126,388	20,007,946,428
Reinvestment of distributions	52,066	1,269,911	17,263,204
Shares redeemed	(7,904,602,580)	(9,085,264,475)	(21,829,342,267)

	(527,331,123)	(74,868,176)	(1,804,132,635)

FST Service Shares
Shares sold	3,070,306,659	4,752,270,335	11,760,035,890
Reinvestment of distributions	42,221	411,466	18,398,641
Shares redeemed	(3,121,472,446)	(5,278,136,573)	(12,476,719,409)

	(51,123,566)	(525,454,772)	(698,284,878)

NET INCREASE (DECREASE) IN SHARES	(10,075,105,611)	4,564,498,100	(13,450,992,340)

*	The Funds changed their fiscal year end from December 31 to August 31.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Tax-Free Money Market Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

FST Shares
Shares sold	12,998,807,580	17,508,072,733	47,956,643,891
Reinvestment of distributions	5,510,121	18,670,076	147,513,567
Shares redeemed	(13,540,274,491)	(17,768,813,213)	(47,515,484,612)

	(535,956,790)	(242,070,404)	588,672,846

FST Select Shares
Shares sold	19,272,532	136,269,921	194,930,312
Reinvestment of distributions	51,343	137,189	890,047
Shares redeemed	(28,542,999)	(91,453,314)	(226,502,211)

	(9,219,124)	44,953,796	(30,681,852)

FST Preferred Shares
Shares sold	36,234,017	56,931,087	823,180,411
Reinvestment of distributions	8,889	42,219	884,714
Shares redeemed	(38,930,246)	(93,966,195)	(962,375,042)

	(2,687,340)	(36,992,889)	(138,309,917)

FST Capital Shares
Shares sold	121,750,891	127,256,334	1,247,652,479
Reinvestment of distributions	1,177	10,569	320,908
Shares redeemed	(140,496,891)	(258,588,498)	(1,271,632,304)

	(18,744,823)	(131,321,595)	(23,658,917)

FST Administration Shares
Shares sold	862,627,462	1,070,926,199	2,143,085,486
Reinvestment of distributions	12,238	80,909	1,933,386
Shares redeemed	(723,019,354)	(1,125,262,086)	(2,540,229,124)

	139,620,346	(54,254,978)	(395,210,252)

FST Service Shares
Shares sold	212,635,438	408,475,017	1,116,845,752
Reinvestment of distributions	4,596	5,877	1,021,154
Shares redeemed	(219,713,925)	(617,340,292)	(1,169,788,737)

	(7,073,891)	(208,859,398)	(51,921,831)

NET DECREASE IN SHARES	(434,061,622)	(628,545,468)	(51,109,923)

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Instruments Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

FST Shares
Shares sold	29,426,165,338	30,100,521,981	107,607,236,523
Reinvestment of distributions	1,056,989	19,342,879	179,971,525
Shares redeemed	(28,795,735,834)	(44,308,135,666)	(84,488,433,638)

	631,486,493	(14,188,270,806)	23,298,774,410

FST Select Shares
Shares sold	717,574,807	695,313,159	497,125,598
Reinvestment of distributions	11,874	124,642	766,531
Shares redeemed	(696,012,116)	(657,254,013)	(392,047,388)

	21,574,565	38,183,788	105,844,741

FST Preferred Shares
Shares sold	1,147,616,269	1,130,635,662	3,387,898,318
Reinvestment of distributions	14,093	153,059	3,613,043
Shares redeemed	(1,118,680,508)	(1,166,139,606)	(3,254,368,207)

	28,949,854	(35,350,885)	137,143,154

FST Capital Shares
Shares sold	398,681,130	173,063,976	1,034,685,307
Reinvestment of distributions	3,666	29,842	941,011
Shares redeemed	(210,512,934)	(280,973,442)	(882,872,709)

	188,171,862	(107,879,624)	152,753,609

FST Administration Shares
Shares sold	1,510,553,306	1,240,366,557	20,202,207,926
Reinvestment of distributions	27,956	181,382	15,549,178
Shares redeemed	(1,776,395,970)	(2,846,913,876)	(18,687,527,434)

	(265,814,708)	(1,606,365,937)	1,530,229,670

FST Service Shares
Shares sold	521,594,171	405,713,353	4,210,042,437
Reinvestment of distributions	7,505	25,781	5,426,199
Shares redeemed	(492,245,958)	(783,058,851)	(4,261,766,783)

	29,355,718	(377,319,717)	(46,298,147)

NET INCREASE (DECREASE) IN SHARES	633,723,784	(16,277,003,181)	25,178,447,437

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Treasury Obligations Fund
	For the
	Six Months Ended	For the Period	For the Fiscal
	February 28, 2010	January 1, 2009 to	Year Ended
	(Unaudited)	August 31, 2009*	December 31, 2008

FST Shares
Shares sold	40,041,567,141	67,460,822,354	86,026,192,902
Reinvestment of distributions	1,375,814	9,811,836	126,955,170
Shares redeemed	(43,303,043,422)	(62,540,627,887)	(85,796,774,424)

	(3,260,100,467)	4,930,006,303	356,373,648

FST Select Shares
Shares sold	334,932,358	885,487,711	392,524,307
Reinvestment of distributions	77,558	155,656	80,822
Shares redeemed	(458,193,829)	(248,701,784)	(359,709,857)

	(123,183,913)	636,941,583	32,895,272

FST Preferred Shares
Shares sold	967,525,147	1,065,224,770	602,927,104
Reinvestment of distributions	32,313	174,644	1,783,834
Shares redeemed	(909,532,190)	(1,007,316,611)	(1,004,702,743)

	58,025,270	58,082,803	(399,991,805)

FST Capital Shares
Shares sold	364,238,005	622,165,585	623,050,585
Reinvestment of distributions	12,232	56,702	2,085,373
Shares redeemed	(344,065,413)	(652,325,096)	(583,383,040)

	20,184,824	(30,102,809)	41,752,918

FST Administration Shares
Shares sold	11,673,233,336	22,157,569,902	15,636,676,978
Reinvestment of distributions	53,801	76,169	4,153,721
Shares redeemed	(11,998,847,444)	(21,956,717,502)	(16,432,817,709)

	(325,560,307)	200,928,569	(791,987,010)

FST Service Shares
Shares sold	2,063,296,979	3,337,910,933	6,847,973,129
Reinvestment of distributions	76,045	64,096	12,853,684
Shares redeemed	(2,232,216,383)	(3,636,942,121)	(7,340,252,314)

	(168,843,359)	(298,967,092)	(479,425,501)

NET INCREASE (DECREASE) IN SHARES	(3,799,477,952)	5,496,889,357	(1,240,382,478)

*	The Funds changed their fiscal year end from December 31 to August 31.

FINANCIAL SQUARE FEDERAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$0.0002		$0.0001	$0.0003	$(0.0002)		$(0.0001)	$(0.0003)
2010 - FST Select Shares	1.00	0.0001		0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010 - FST Preferred Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Capital Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0022	(c)	—	—	(0.0022	)(c)	—	—
2009 - FST Select Shares	1.00	0.0020	(c)	—	—	(0.0020	)(c)	—	—
2009 - FST Preferred Shares	1.00	0.0015	(c)	—	—	(0.0015	)(c)	—	—
2009 - FST Capital Shares	1.00	0.0012	(c)	—	—	(0.0012	)(c)	—	—
2009 - FST Administration Shares	1.00	0.0008	(c)	—	—	(0.0008	)(c)	—	—
2009 - FST Service Shares	1.00	0.0002	(c)	—	—	(0.0002	)(c)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.025	(c)	—	—	(0.025	)(c)	—	—
2008 - FST Select Shares	1.00	0.024	(c)	—	—	(0.024	)(c)	—	—
2008 - FST Preferred Shares	1.00	0.024	(c)	—	—	(0.024	)(c)	—	—
2008 - FST Capital Shares	1.00	0.023	(c)	—	—	(0.023	)(c)	—	—
2008 - FST Administration Shares	1.00	0.022	(c)	—	—	(0.022	)(c)	—	—
2008 - FST Service Shares	1.00	0.020	(c)	—	—	(0.020	)(c)	—	—

2007 - FST Shares	1.00	0.050		—	—	(0.050)		—	—
2007 - FST Select Shares	1.00	0.049		—	—	(0.049)		—	—
2007 - FST Preferred Shares	1.00	0.049		—	—	(0.049)		—	—
2007 - FST Capital Shares	1.00	0.048		—	—	(0.048)		—	—
2007 - FST Administration Shares	1.00	0.047		—	—	(0.047)		—	—
2007 - FST Service Shares	1.00	0.045		—	—	(0.045)		—	—

2006 - FST Shares	1.00	0.048		—	—	(0.048)		—	—
2006 - FST Select Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Preferred Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Capital Shares	1.00	0.046		—	—	(0.046)		—	—
2006 - FST Administration Shares	1.00	0.045		—	—	(0.045)		—	—
2006 - FST Service Shares	1.00	0.043		—	—	(0.043)		—	—

2005 - FST Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Select Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Preferred Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Capital Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Administration Shares	1.00	0.028		—	—	(0.028)		—	—
2005 - FST Service Shares	1.00	0.025		—	—	(0.025)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and 0.0003 and $(0.0003), of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
(d)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.03%	$15,220,318	0.20	%(b)	0.23	%(b)	0.03	%(b)
1.00	0.02	108,000	0.22	(b)	0.26	(b)	0.02	(b)
1.00	0.01	312,327	0.25	(b)	0.33	(b)	(0.01	)(b)
1.00	0.01	116,599	0.25	(b)	0.38	(b)	(0.01	)(b)
1.00	0.01	652,754	0.25	(b)	0.48	(b)	(0.01	)(b)
1.00	0.01	743,673	0.25	(b)	0.73	(b)	(0.01	)(b)

1.00	0.22	20,069,801	0.21	(b)	0.24	(b)	0.32	(b)
1.00	0.20	256,463	0.24	(b)	0.27	(b)	0.24	(b)
1.00	0.15	511,911	0.31	(b)	0.34	(b)	0.19	(b)
1.00	0.12	157,721	0.36	(b)	0.39	(b)	0.09	(b)
1.00	0.07	897,620	0.44	(b)	0.49	(b)	0.10	(b)
1.00	0.02	887,368	0.53	(b)	0.74	(b)	—	(b)(d)

1.00	2.48	31,185,150	0.21		0.24		2.34
1.00	2.45	89,863	0.24		0.27		2.29
1.00	2.38	491,371	0.31		0.34		2.32
1.00	2.33	36,379	0.36		0.39		1.99
1.00	2.22	1,470,423	0.46		0.49		2.01
1.00	1.97	1,331,954	0.71		0.74		1.88

1.00	5.07	15,074,711	0.20		0.23		4.92
1.00	5.04	1	0.23		0.26		4.91
1.00	4.97	315,256	0.30		0.33		4.80
1.00	4.91	7,941	0.35		0.38		4.77
1.00	4.81	586,405	0.45		0.48		4.71
1.00	4.55	946,214	0.70		0.73		4.42

1.00	4.87	8,565,756	0.20		0.23		4.77
1.00	4.84	1	0.23		0.26		4.60
1.00	4.77	132,530	0.30		0.33		4.66
1.00	4.72	3,613	0.35		0.38		4.62
1.00	4.61	754,867	0.45		0.48		4.54
1.00	4.35	778,820	0.70		0.73		4.27

1.00	3.03	7,555,583	0.20		0.22		3.02
1.00	3.00	3	0.21		0.23		2.99
1.00	2.93	142,604	0.30		0.32		3.15
1.00	2.88	3,772	0.35		0.37		2.84
1.00	2.78	696,899	0.45		0.47		2.78
1.00	2.52	608,554	0.70		0.72		2.56

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$0.0002		$0.0002	$0.0004	$(0.0003)		$(0.0001)	$(0.0004)
2010 - FST Select Shares	1.00	0.0001		0.0002	0.0003	(0.0002)		(0.0001)	(0.0003)
2010 - FST Preferred Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Capital Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0029	(c)	—	—	(0.0029	)(c)	—	—
2009 - FST Select Shares	1.00	0.0027	(c)	—	—	(0.0027	)(c)	—	—
2009 - FST Preferred Shares	1.00	0.0022	(c)	—	—	(0.0022	)(c)	—	—
2009 - FST Capital Shares	1.00	0.0019	(c)	—	—	(0.0019	)(c)	—	—
2009 - FST Administration Shares	1.00	0.0013	(c)	—	—	(0.0013	)(c)	—	—
2009 - FST Service Shares	1.00	0.0005	(c)	—	—	(0.0005	)(c)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.025	(c)	—	—	(0.025	)(c)	—	—
2008 - FST Select Shares	1.00	0.025	(c)	—	—	(0.025	)(c)	—	—
2008 - FST Preferred Shares	1.00	0.024	(c)	—	—	(0.024	)(c)	—	—
2008 - FST Capital Shares	1.00	0.023	(c)	—	—	(0.023	)(c)	—	—
2008 - FST Administration Shares	1.00	0.022	(c)	—	—	(0.022	)(c)	—	—
2008 - FST Service Shares	1.00	0.020	(c)	—	—	(0.020	)(c)	—	—

2007 - FST Shares	1.00	0.050		—	—	(0.050)		—	—
2007 - FST Select Shares	1.00	0.050		—	—	(0.050)		—	—
2007 - FST Preferred Shares	1.00	0.049		—	—	(0.049)		—	—
2007 - FST Capital Shares	1.00	0.049		—	—	(0.049)		—	—
2007 - FST Administration Shares	1.00	0.047		—	—	(0.047)		—	—
2007 - FST Service Shares	1.00	0.045		—	—	(0.045)		—	—

2006 - FST Shares	1.00	0.049		—	—	(0.049)		—	—
2006 - FST Select Shares	1.00	0.048		—	—	(0.048)		—	—
2006 - FST Preferred Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Capital Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Administration Shares	1.00	0.046		—	—	(0.046)		—	—
2006 - FST Service Shares	1.00	0.043		—	—	(0.043)		—	—

2005 - FST Shares	1.00	0.031		—	—	(0.031)		—	—
2005 - FST Select Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Preferred Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Capital Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Administration Shares	1.00	0.028		—	—	(0.028)		—	—
2005 - FST Service Shares	1.00	0.026		—	—	(0.026)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.04%	$34,013,498	0.18	%(b)	0.23	%(b)	0.05	%(b)
1.00	0.03	2,150,601	0.21	(b)	0.26	(b)	0.02	(b)
1.00	0.01	701,878	0.25	(b)	0.33	(b)	(0.02	)(b)
1.00	0.01	733,413	0.26	(b)	0.38	(b)	(0.03	)(b)
1.00	0.01	2,574,438	0.26	(b)	0.48	(b)	(0.03	)(b)
1.00	0.01	539,960	0.26	(b)	0.73	(b)	(0.03	)(b)

1.00	0.29	51,896,720	0.19	(b)	0.24	(b)	0.35	(b)
1.00	0.27	2,218,312	0.22	(b)	0.27	(b)	0.30	(b)
1.00	0.22	873,242	0.29	(b)	0.34	(b)	0.26	(b)
1.00	0.19	1,022,472	0.34	(b)	0.39	(b)	0.23	(b)
1.00	0.13	3,217,353	0.43	(b)	0.49	(b)	0.13	(b)
1.00	0.05	505,564	0.58	(b)	0.74	(b)	(0.01	)(b)

1.00	2.51	48,835,964	0.19		0.24		2.17
1.00	2.48	1,222,242	0.22		0.27		2.24
1.00	2.41	1,022,324	0.29		0.34		2.28
1.00	2.36	1,256,106	0.34		0.39		2.15
1.00	2.25	3,995,979	0.44		0.49		2.06
1.00	2.00	676,581	0.69		0.74		1.85

1.00	5.13	9,944,020	0.18		0.24		4.88
1.00	5.10	438,264	0.21		0.27		4.79
1.00	5.03	666,779	0.28		0.34		4.87
1.00	4.97	354,687	0.33		0.39		4.69
1.00	4.87	1,886,834	0.43		0.49		4.72
1.00	4.61	407,134	0.68		0.74		4.52

1.00	4.95	3,117,679	0.18		0.24		4.89
1.00	4.92	82,500	0.21		0.27		4.83
1.00	4.85	384,397	0.28		0.34		4.74
1.00	4.80	153,254	0.33		0.39		4.71
1.00	4.69	1,150,955	0.43		0.49		4.60
1.00	4.43	374,543	0.68		0.74		4.38

1.00	3.10	2,715,310	0.18		0.23		3.07
1.00	3.07	75,772	0.21		0.26		2.87
1.00	3.00	406,025	0.28		0.33		2.91
1.00	2.95	113,461	0.33		0.38		2.99
1.00	2.85	1,163,046	0.43		0.48		2.86
1.00	2.59	293,121	0.68		0.73		2.58

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$0.0004		$0.0001	$0.0005	$(0.0004)		$(0.0001)	$(0.0005)
2010 - FST Select Shares	1.00	0.0003		0.0001	0.0004	(0.0003)		(0.0001)	(0.0004)
2010 - FST Preferred Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Capital Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0038	(d)	—	—	(0.0038	)(d)	—	—
2009 - FST Select Shares	1.00	0.0036	(d)	—	—	(0.0036	)(d)	—	—
2009 - FST Preferred Shares	1.00	0.0032	(d)	—	—	(0.0032	)(d)	—	—
2009 - FST Capital Shares	1.00	0.0028	(d)	—	—	(0.0028	)(d)	—	—
2009 - FST Administration Shares	1.00	0.0022	(d)	—	—	(0.0022	)(d)	—	—
2009 - FST Service Shares	1.00	0.0011	(d)	—	—	(0.0011	)(d)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.027		—	—	(0.027)		—	—
2008 - FST Select Shares	1.00	0.026		—	—	(0.026)		—	—
2008 - FST Preferred Shares	1.00	0.026		—	—	(0.026)		—	—
2008 - FST Capital Shares	1.00	0.025		—	—	(0.025)		—	—
2008 - FST Administration Shares	1.00	0.024		—	—	(0.024)		—	—
2008 - FST Service Shares	1.00	0.022		—	—	(0.022)		—	—

2007 - FST Shares	1.00	0.051		—	—	(0.051)		—	—
2007 - FST Select Shares	1.00	0.051		—	—	(0.051)		—	—
2007 - FST Preferred Shares	1.00	0.050		—	—	(0.050)		—	—
2007 - FST Capital Shares	1.00	0.050		—	—	(0.050)		—	—
2007 - FST Administration Shares	1.00	0.049		—	—	(0.049)		—	—
2007 - FST Service Shares	1.00	0.046		—	—	(0.046)		—	—

2006 - FST Shares	1.00	0.049		—	—	(0.049)		—	—
2006 - FST Select Shares	1.00	0.049		—	—	(0.049)		—	—
2006 - FST Preferred Shares	1.00	0.048		—	—	(0.048)		—	—
2006 - FST Capital Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Administration Shares	1.00	0.046		—	—	(0.046)		—	—
2006 - FST Service Shares	1.00	0.044		—	—	(0.044)		—	—

2005 - FST Shares	1.00	0.031		—	—	(0.031)		—	—
2005 - FST Select Shares	1.00	0.031		—	—	(0.031)		—	—
2005 - FST Preferred Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Capital Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Administration Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Service Shares	1.00	0.026		—	—	(0.026)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount is less than 0.005% of average net assets.
(d)	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.05%	$19,859,272	0.18	%(b)	0.23	%(b)	0.07	%(b)
1.00	0.04	31,175	0.21	(b)	0.26	(b)	0.05	(b)
1.00	0.01	42,235	0.26	(b)	0.33	(b)	—	(b)(c)
1.00	0.01	74,099	0.27	(b)	0.38	(b)	(0.02	)(b)
1.00	0.01	1,340,468	0.28	(b)	0.48	(b)	(0.02	)(b)
1.00	0.01	315,617	0.28	(b)	0.73	(b)	(0.02	)(b)

1.00	0.38	21,878,982	0.21	(b)	0.26	(b)	0.55	(b)
1.00	0.36	42,778	0.24	(b)	0.29	(b)	0.60	(b)
1.00	0.32	87,673	0.31	(b)	0.36	(b)	0.46	(b)
1.00	0.28	76,008	0.36	(b)	0.41	(b)	0.38	(b)
1.00	0.22	1,415,175	0.45	(b)	0.51	(b)	0.23	(b)
1.00	0.11	472,480	0.62	(b)	0.76	(b)	0.15	(b)

1.00	2.70	18,340,321	0.19		0.24		2.74
1.00	2.67	54,085	0.22		0.27		2.80
1.00	2.60	87,841	0.29		0.34		2.75
1.00	2.54	50,112	0.34		0.39		2.59
1.00	2.44	684,773	0.44		0.49		2.51
1.00	2.19	559,707	0.69		0.74		2.24

1.00	5.26	22,000,123	0.18		0.23		5.12
1.00	5.23	82,832	0.21		0.26		5.14
1.00	5.15	161,635	0.28		0.33		5.02
1.00	5.10	54,022	0.33		0.38		4.92
1.00	5.00	1,175,106	0.43		0.48		4.87
1.00	4.74	648,195	0.68		0.73		4.63

1.00	4.99	13,911,751	0.18		0.23		4.92
1.00	4.96	28,066	0.21		0.26		4.87
1.00	4.89	97,638	0.28		0.33		4.80
1.00	4.84	13,006	0.33		0.38		4.69
1.00	4.73	616,511	0.43		0.48		4.65
1.00	4.47	486,455	0.68		0.73		4.42

1.00	3.14	10,191,671	0.18		0.22		3.07
1.00	3.11	42,112	0.21		0.25		3.03
1.00	3.04	96,448	0.28		0.32		2.93
1.00	2.99	35,586	0.33		0.37		3.12
1.00	2.88	609,847	0.43		0.47		2.85
1.00	2.63	341,523	0.68		0.72		2.62

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net	From net
	beginning	investment		Net realized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$0.0004		$0.0001	$0.0005	$(0.0004)	$(0.0001)	$(0.0005)
2010 - FST Select Shares	1.00	0.0002		0.0002	0.0004	(0.0003)	(0.0001)	(0.0004)
2010 - FST Preferred Shares	1.00	0.0001		0.0001	0.0002	(0.0001)	(0.0001)	(0.0002)
2010 - FST Capital Shares	1.00	(0.0001)		0.0002	0.0001	—	(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0001)		0.0002	0.0001	—	(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0001)		0.0002	0.0001	—	(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0032		—	—	(0.0032)	—	—
2009 - FST Select Shares	1.00	0.0030		—	—	(0.0030)	—	—
2009 - FST Preferred Shares	1.00	0.0025		—	—	(0.0025)	—	—
2009 - FST Capital Shares	1.00	0.0022		—	—	(0.0022)	—	—
2009 - FST Administration Shares	1.00	0.0016		—	—	(0.0016)	—	—
2009 - FST Service Shares	1.00	0.0006		—	—	(0.0006)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.026	(d)	—	—	(0.026)	—	—
2008 - FST Select Shares	1.00	0.026	(d)	—	—	(0.026)	—	—
2008 - FST Preferred Shares	1.00	0.025	(d)	—	—	(0.025)	—	—
2008 - FST Capital Shares	1.00	0.025	(d)	—	—	(0.025)	—	—
2008 - FST Administration Shares	1.00	0.024	(d)	—	—	(0.024)	—	—
2008 - FST Service Shares	1.00	0.021	(d)	—	—	(0.021)	—	—

2007 - FST Shares	1.00	0.052		—	—	(0.052)	—	—
2007 - FST Select Shares	1.00	0.051		—	—	(0.051)	—	—
2007 - FST Preferred Shares	1.00	0.051		—	—	(0.051)	—	—
2007 - FST Capital Shares	1.00	0.050		—	—	(0.050)	—	—
2007 - FST Administration Shares	1.00	0.049		—	—	(0.049)	—	—
2007 - FST Service Shares	1.00	0.047		—	—	(0.047)	—	—

2006 - FST Shares	1.00	0.049		—	—	(0.049)	—	—
2006 - FST Select Shares	1.00	0.049		—	—	(0.049)	—	—
2006 - FST Preferred Shares	1.00	0.048		—	—	(0.048)	—	—
2006 - FST Capital Shares	1.00	0.047		—	—	(0.047)	—	—
2006 - FST Administration Shares	1.00	0.046		—	—	(0.046)	—	—
2006 - FST Service Shares	1.00	0.044		—	—	(0.044)	—	—

2005 - FST Shares	1.00	0.031		—	—	(0.031)	—	—
2005 - FST Select Shares	1.00	0.031		—	—	(0.031)	—	—
2005 - FST Preferred Shares	1.00	0.030		—	—	(0.030)	—	—
2005 - FST Capital Shares	1.00	0.029		—	—	(0.029)	—	—
2005 - FST Administration Shares	1.00	0.028		—	—	(0.028)	—	—
2005 - FST Service Shares	1.00	0.026		—	—	(0.026)	—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount is less than 0.005% of average net assets.
(d)	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

								Ratio of net
Net asset			Net assets,	Ratio of net		Ratio of total		investment
value,			end	expenses to		expenses to		income (loss) to
end	Total		of period	average net		average net		average net
of period	return(a)		(in 000’s)	assets		assets		assets

$1.00	0.05%		$21,523,649	0.17	%(b)	0.23	%(b)	0.08	%(b)
1.00	0.04		77,417	0.20	(b)	0.26	(b)	0.04	(b)
1.00	0.02		983,276	0.25	(b)	0.33	(b)	—	(b)(c)
1.00	0.01		569,319	0.26	(b)	0.38	(b)	(0.02	)(b)
1.00	0.01		3,459,217	0.27	(b)	0.48	(b)	(0.02	)(b)
1.00	0.01		822,171	0.27	(b)	0.73	(b)	(0.02	)(b)

1.00	0.32		30,756,777	0.23	(b)	0.28	(b)	0.47	(b)
1.00	0.30		99,249	0.26	(b)	0.31	(b)	0.48	(b)
1.00	0.25		1,226,201	0.33	(b)	0.38	(b)	0.40	(b)
1.00	0.22		568,066	0.38	(b)	0.43	(b)	0.37	(b)
1.00	0.16		3,986,524	0.47	(b)	0.53	(b)	0.24	(b)
1.00	0.06		873,287	0.63	(b)	0.78	(b)	0.12	(b)

1.00	2.64	(e)	25,218,329	0.19		0.24		2.72
1.00	2.61	(e)	95,807	0.22		0.27		2.77
1.00	2.54	(e)	1,385,336	0.29		0.34		2.55
1.00	2.49	(e)	777,173	0.34		0.39		2.48
1.00	2.39	(e)	4,060,108	0.44		0.49		2.45
1.00	2.13	(e)	1,398,311	0.69		0.74		2.19

1.00	5.28		36,224,153	0.18		0.23		5.13
1.00	5.24		267,150	0.21		0.26		5.13
1.00	5.17		1,154,660	0.28		0.33		5.05
1.00	5.12		787,305	0.33		0.38		5.00
1.00	5.01		5,865,430	0.43		0.48		4.90
1.00	4.75		2,097,006	0.68		0.73		4.65

1.00	4.99		18,138,487	0.18		0.23		4.88
1.00	4.96		290,680	0.21		0.26		4.94
1.00	4.89		1,772,244	0.28		0.33		4.79
1.00	4.83		588,310	0.33		0.38		4.78
1.00	4.73		4,610,331	0.43		0.48		4.64
1.00	4.47		1,679,837	0.68		0.73		4.41

1.00	3.14		18,844,076	0.18		0.22		3.10
1.00	3.11		98,894	0.21		0.25		3.08
1.00	3.04		1,756,837	0.28		0.32		2.99
1.00	2.98		478,857	0.33		0.37		3.03
1.00	2.88		3,421,363	0.43		0.47		2.88
1.00	2.62		1,375,066	0.68		0.72		2.64

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net		Total from	From net		From net
	beginning	investment	Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)	gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$0.0007	$0.0001	$0.0008	$(0.0007)		$(0.0001)	$(0.0008)
2010 - FST Select Shares	1.00	0.0005	0.0002	0.0007	(0.0006)		(0.0001)	(0.0007)
2010 - FST Preferred Shares	1.00	0.0002	0.0001	0.0003	(0.0002)		(0.0001)	(0.0003)
2010 - FST Capital Shares	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010 - FST Administration Shares	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)
2010 - FST Service Shares	1.00	0.0001	0.0001	0.0002	(0.0001)		(0.0001)	(0.0002)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0025	—	—	(0.0025)		—	—
2009 - FST Select Shares	1.00	0.0023	—	—	(0.0023)		—	—
2009 - FST Preferred Shares	1.00	0.0018	—	—	(0.0018)		—	—
2009 - FST Capital Shares	1.00	0.0015	—	—	(0.0015)		—	—
2009 - FST Administration Shares	1.00	0.0009	—	—	(0.0009)		—	—
2009 - FST Service Shares	1.00	0.0001	—	—	(0.0001)		—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.020	—	—	(0.020	)(c)	—	—
2008 - FST Select Shares	1.00	0.020	—	—	(0.020	)(c)	—	—
2008 - FST Preferred Shares	1.00	0.019	—	—	(0.019	)(c)	—	—
2008 - FST Capital Shares	1.00	0.018	—	—	(0.018	)(c)	—	—
2008 - FST Administration Shares	1.00	0.017	—	—	(0.017	)(c)	—	—
2008 - FST Service Shares	1.00	0.015	—	—	(0.015	)(c)	—	—

2007 - FST Shares	1.00	0.035	—	—	(0.035	)(c)	—	—
2007 - FST Select Shares	1.00	0.035	—	—	(0.035	)(c)	—	—
2007 - FST Preferred Shares	1.00	0.034	—	—	(0.034	)(c)	—	—
2007 - FST Capital Shares	1.00	0.033	—	—	(0.033	)(c)	—	—
2007 - FST Administration Shares	1.00	0.032	—	—	(0.032	)(c)	—	—
2007 - FST Service Shares	1.00	0.030	—	—	(0.030	)(c)	—	—

2006 - FST Shares	1.00	0.033	—	—	(0.033	)(c)	—	—
2006 - FST Select Shares	1.00	0.032	—	—	(0.032	)(c)	—	—
2006 - FST Preferred Shares	1.00	0.032	—	—	(0.032	)(c)	—	—
2006 - FST Capital Shares	1.00	0.031	—	—	(0.031	)(c)	—	—
2006 - FST Administration Shares	1.00	0.030	—	—	(0.030	)(c)	—	—
2006 - FST Service Shares	1.00	0.028	—	—	(0.028	)(c)	—	—

2005 - FST Shares	1.00	0.022	—	—	(0.022)		—	—
2005 - FST Select Shares	1.00	0.022	—	—	(0.022)		—	—
2005 - FST Preferred Shares	1.00	0.022	—	—	(0.022)		—	—
2005 - FST Capital Shares	1.00	0.021	—	—	(0.021)		—	—
2005 - FST Administration Shares	1.00	0.020	—	—	(0.020)		—	—
2005 - FST Service Shares	1.00	0.017	—	—	(0.017)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.08%	$8,879,775	0.18	%(b)	0.23	%(b)	0.14	%(b)
1.00	0.07	76,444	0.21	(b)	0.26	(b)	0.11	(b)
1.00	0.03	42,533	0.27	(b)	0.33	(b)	0.04	(b)
1.00	0.02	143,996	0.30	(b)	0.38	(b)	0.02	(b)
1.00	0.02	447,909	0.30	(b)	0.48	(b)	0.01	(b)
1.00	0.02	64,373	0.31	(b)	0.73	(b)	0.01	(b)

1.00	0.25	9,416,370	0.21	(b)	0.26	(b)	0.37	(b)
1.00	0.23	85,670	0.24	(b)	0.29	(b)	0.33	(b)
1.00	0.18	45,223	0.31	(b)	0.36	(b)	0.30	(b)
1.00	0.15	162,752	0.36	(b)	0.41	(b)	0.24	(b)
1.00	0.09	308,305	0.45	(b)	0.51	(b)	0.14	(b)
1.00	0.01	71,451	0.61	(b)	0.76	(b)	0.03	(b)

1.00	2.00	9,657,508	0.18		0.24		1.95
1.00	1.97	40,707	0.21		0.27		1.98
1.00	1.89	82,211	0.28		0.34		1.87
1.00	1.84	294,058	0.33		0.39		1.84
1.00	1.74	362,529	0.43		0.49		1.73
1.00	1.49	280,303	0.68		0.74		1.52

1.00	3.56	9,069,558	0.18		0.23		3.49
1.00	3.53	71,395	0.21		0.26		3.47
1.00	3.46	220,538	0.28		0.33		3.37
1.00	3.41	317,742	0.33		0.38		3.30
1.00	3.30	757,798	0.43		0.48		3.23
1.00	3.05	332,251	0.68		0.73		2.98

1.00	3.32	6,243,612	0.18		0.23		3.25
1.00	3.29	101,244	0.21		0.26		3.21
1.00	3.22	326,624	0.28		0.33		3.19
1.00	3.17	423,215	0.33		0.38		3.12
1.00	3.07	323,201	0.43		0.48		3.01
1.00	2.81	172,468	0.68		0.73		2.77

1.00	2.26	7,547,716	0.18		0.22		2.23
1.00	2.23	175,764	0.21		0.25		2.20
1.00	2.16	243,181	0.28		0.32		2.16
1.00	2.11	220,902	0.33		0.37		2.24
1.00	2.01	349,087	0.43		0.47		1.98
1.00	1.75	164,979	0.68		0.72		1.79

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$(0.0001)		$0.0002	$0.0001	$—		$(0.0001)	$(0.0001)
2010 - FST Select Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Preferred Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Capital Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0010	(c)	—	—	(0.0010	)(c)	—	—
2009 - FST Select Shares	1.00	0.0008	(c)	—	—	(0.0008	)(c)	—	—
2009 - FST Preferred Shares	1.00	0.0005	(c)	—	—	(0.0005	)(c)	—	—
2009 - FST Capital Shares	1.00	0.0003	(c)	—	—	(0.0003	)(c)	—	—
2009 - FST Administration Shares	1.00	0.0002	(c)	—	—	(0.0002	)(c)	—	—
2009 - FST Service Shares	1.00	0.0001	(c)	—	—	(0.0001	)(c)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.016	(c)	—	—	(0.016	)(c)	—	—
2008 - FST Select Shares	1.00	0.015	(c)	—	—	(0.015	)(c)	—	—
2008 - FST Preferred Shares	1.00	0.015	(c)	—	—	(0.015	)(c)	—	—
2008 - FST Capital Shares	1.00	0.014	(c)	—	—	(0.014	)(c)	—	—
2008 - FST Administration Shares	1.00	0.013	(c)	—	—	(0.013	)(c)	—	—
2008 - FST Service Shares	1.00	0.011	(c)	—	—	(0.011	)(c)	—	—

2007 - FST Shares	1.00	0.044	(c)	—	—	(0.044	)(c)	—	—
2007 - FST Select Shares	1.00	0.043	(c)	—	—	(0.043	)(c)	—	—
2007 - FST Preferred Shares	1.00	0.043	(c)	—	—	(0.043	)(c)	—	—
2007 - FST Capital Shares	1.00	0.042	(c)	—	—	(0.042	)(c)	—	—
2007 - FST Administration Shares	1.00	0.041	(c)	—	—	(0.041	)(c)	—	—
2007 - FST Service Shares	1.00	0.039	(c)	—	—	(0.039	)(c)	—	—

2006 - FST Shares	1.00	0.046		—	—	(0.046)		—	—
2006 - FST Select Shares	1.00	0.045		—	—	(0.045)		—	—
2006 - FST Preferred Shares	1.00	0.045		—	—	(0.045)		—	—
2006 - FST Capital Shares	1.00	0.044		—	—	(0.044)		—	—
2006 - FST Administration Shares	1.00	0.043		—	—	(0.043)		—	—
2006 - FST Service Shares	1.00	0.041		—	—	(0.041)		—	—

2005 - FST Shares	1.00	0.028		—	—	(0.028)		—	—
2005 - FST Select Shares	1.00	0.028		—	—	(0.028)		—	—
2005 - FST Preferred Shares	1.00	0.027		—	—	(0.027)		—	—
2005 - FST Capital Shares	1.00	0.027		—	—	(0.027)		—	—
2005 - FST Administration Shares	1.00	0.026		—	—	(0.026)		—	—
2005 - FST Service Shares	1.00	0.023		—	—	(0.023)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008), $0.002 and $(0.002), and $0.001 and $(0.001) of net realized gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal years ended December 31, 2008 and December 31, 2007, respectively.
(d)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$19,023,806	0.12	%(b)	0.23	%(b)	(0.03	)%(b)
1.00	0.01	195,150	0.12	(b)	0.26	(b)	(0.03	)(b)
1.00	0.01	350,090	0.12	(b)	0.33	(b)	(0.03	)(b)
1.00	0.01	253,986	0.12	(b)	0.38	(b)	(0.02	)(b)
1.00	0.01	1,210,072	0.12	(b)	0.48	(b)	(0.03	)(b)
1.00	0.01	263,931	0.12	(b)	0.73	(b)	(0.03	)(b)

1.00	0.10	18,393,881	0.20	(b)	0.23	(b)	0.04	(b)
1.00	0.08	173,590	0.23	(b)	0.26	(b)	—	(b)(d)
1.00	0.05	321,168	0.27	(b)	0.33	(b)	(0.04	)(b)
1.00	0.03	65,817	0.30	(b)	0.38	(b)	(0.06	)(b)
1.00	0.02	1,476,015	0.34	(b)	0.48	(b)	(0.09	)(b)
1.00	0.01	234,595	0.35	(b)	0.73	(b)	(0.11	)(b)

1.00	1.57	32,591,735	0.21		0.24		1.05
1.00	1.54	135,437	0.24		0.27		1.01
1.00	1.47	356,612	0.31		0.34		1.15
1.00	1.42	173,751	0.36		0.39		0.64
1.00	1.32	3,083,313	0.46		0.49		0.97
1.00	1.09	612,105	0.69		0.74		0.84

1.00	4.46	9,282,486	0.20		0.24		3.91
1.00	4.43	29,548	0.23		0.27		4.24
1.00	4.36	219,365	0.30		0.34		4.07
1.00	4.31	20,939	0.35		0.39		4.16
1.00	4.20	1,552,156	0.45		0.49		3.89
1.00	3.94	658,252	0.70		0.74		3.51

1.00	4.66	1,907,998	0.20		0.24		4.60
1.00	4.63	33,599	0.23		0.27		4.82
1.00	4.55	161,504	0.30		0.34		4.48
1.00	4.50	17,946	0.35		0.39		4.45
1.00	4.40	869,388	0.45		0.49		4.37
1.00	4.14	218,354	0.70		0.74		4.05

1.00	2.84	1,201,313	0.20		0.24		2.78
1.00	2.81	67	0.23		0.27		2.78
1.00	2.74	133,806	0.30		0.34		3.07
1.00	2.69	6,468	0.35		0.39		2.58
1.00	2.58	537,912	0.45		0.49		2.67
1.00	2.33	268,622	0.70		0.74		2.44

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net			Total from	From net		From net
	beginning	investment		Net realized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)		gains	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - FST Shares	$1.00	$(0.0001)		$0.0002	$0.0001	$—		$(0.0001)	$(0.0001)
2010 - FST Select Shares	1.00	(0.0001)		0.0002	0.0001	—		(0.0001)	(0.0001)
2010 - FST Preferred Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)
2010 - FST Capital Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)
2010 - FST Administration Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)
2010 - FST Service Shares	1.00	(0.0002)		0.0003	0.0001	—		(0.0001)	(0.0001)

FOR THE PERIOD JANUARY 1 TO AUGUST 31*,

2009 - FST Shares	1.00	0.0014	(c)	—	—	(0.0014	)(c)	—	—
2009 - FST Select Shares	1.00	0.0012	(c)	—	—	(0.0012	)(c)	—	—
2009 - FST Preferred Shares	1.00	0.0008	(c)	—	—	(0.0008	)(c)	—	—
2009 - FST Capital Shares	1.00	0.0006	(c)	—	—	(0.0006	)(c)	—	—
2009 - FST Administration Shares	1.00	0.0002	(c)	—	—	(0.0002	)(c)	—	—
2009 - FST Service Shares	1.00	0.0001	(c)	—	—	(0.0001	)(c)	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - FST Shares	1.00	0.016		—	—	(0.016)		—	—
2008 - FST Select Shares	1.00	0.016		—	—	(0.016)		—	—
2008 - FST Preferred Shares	1.00	0.015		—	—	(0.015)		—	—
2008 - FST Capital Shares	1.00	0.015		—	—	(0.015)		—	—
2008 - FST Administration Shares	1.00	0.014		—	—	(0.014)		—	—
2008 - FST Service Shares	1.00	0.012		—	—	(0.012)		—	—

2007 - FST Shares	1.00	0.047		—	—	(0.047)		—	—
2007 - FST Select Shares	1.00	0.047		—	—	(0.047)		—	—
2007 - FST Preferred Shares	1.00	0.046		—	—	(0.046)		—	—
2007 - FST Capital Shares	1.00	0.045		—	—	(0.045)		—	—
2007 - FST Administration Shares	1.00	0.044		—	—	(0.044)		—	—
2007 - FST Service Shares	1.00	0.042		—	—	(0.042)		—	—

2006 - FST Shares	1.00	0.048		—	—	(0.048)		—	—
2006 - FST Select Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Preferred Shares	1.00	0.047		—	—	(0.047)		—	—
2006 - FST Capital Shares	1.00	0.046		—	—	(0.046)		—	—
2006 - FST Administration Shares	1.00	0.045		—	—	(0.045)		—	—
2006 - FST Service Shares	1.00	0.043		—	—	(0.043)		—	—

2005 - FST Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Select Shares	1.00	0.030		—	—	(0.030)		—	—
2005 - FST Preferred Shares	1.00	0.029		—	—	(0.029)		—	—
2005 - FST Capital Shares	1.00	0.028		—	—	(0.028)		—	—
2005 - FST Administration Shares	1.00	0.027		—	—	(0.027)		—	—
2005 - FST Service Shares	1.00	0.025		—	—	(0.025)		—	—

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Net investment income and distributions from net investment income contain $0.0009 and $(0.0009) of net realized gains and distributions from net realized gains for the period ended August 31, 2009.

The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

							Ratio of net
Net asset		Net assets,	Ratio of net		Ratio of total		investment
value,		end	expenses to		expenses to		income (loss) to
end	Total	of period	average net		average net		average net
of period	return(a)	(in 000’s)	assets		assets		assets

$1.00	0.01%	$13,678,683	0.18	%(b)	0.23	%(b)	(0.02	)%(b)
1.00	0.01	546,710	0.20	(b)	0.26	(b)	(0.03	)(b)
1.00	0.01	362,869	0.20	(b)	0.33	(b)	(0.04	)(b)
1.00	0.01	350,491	0.20	(b)	0.38	(b)	(0.04	)(b)
1.00	0.01	1,870,769	0.20	(b)	0.48	(b)	(0.04	)(b)
1.00	0.01	889,767	0.20	(b)	0.73	(b)	(0.04	)(b)

1.00	0.14	16,942,168	0.20	(b)	0.23	(b)	0.07	(b)
1.00	0.12	670,028	0.23	(b)	0.26	(b)	(0.01	)(b)
1.00	0.08	304,897	0.29	(b)	0.33	(b)	(0.02	)(b)
1.00	0.06	330,368	0.33	(b)	0.38	(b)	(0.05	)(b)
1.00	0.02	2,196,762	0.37	(b)	0.48	(b)	(0.10	)(b)
1.00	0.01	1,058,820	0.41	(b)	0.73	(b)	(0.12	)(b)

1.00	1.64	12,010,372	0.21		0.24		1.51
1.00	1.61	32,927	0.24		0.27		0.42
1.00	1.54	246,788	0.31		0.34		1.46
1.00	1.49	360,461	0.36		0.39		1.30
1.00	1.39	1,995,689	0.46		0.49		1.40
1.00	1.17	1,357,797	0.67		0.74		1.17

1.00	4.80	11,652,689	0.20		0.24		4.32
1.00	4.77	26	0.23		0.27		4.62
1.00	4.70	646,792	0.30		0.34		4.52
1.00	4.65	318,665	0.35		0.39		4.39
1.00	4.54	2,787,538	0.45		0.49		4.44
1.00	4.28	1,837,123	0.70		0.74		4.19

1.00	4.86	1,855,829	0.20		0.24		4.79
1.00	4.83	4	0.23		0.27		4.75
1.00	4.76	776,080	0.30		0.34		4.69
1.00	4.71	90,897	0.35		0.39		4.79
1.00	4.60	2,353,384	0.45		0.49		4.55
1.00	4.34	1,821,459	0.70		0.74		4.31

1.00	3.00	1,633,047	0.20		0.23		3.00
1.00	2.97	3	0.23		0.26		3.83
1.00	2.90	669,177	0.30		0.33		2.97
1.00	2.85	1,926	0.35		0.38		2.73
1.00	2.75	1,856,730	0.45		0.48		2.78
1.00	2.49	1,036,131	0.70		0.73		2.55

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2010 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of a Fund you incur ongoing costs, including management fees, service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund				Prime Obligations Fund
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
FST Shares
Actual	$1,000.00	$1,000.30		$0.99	$1,000.00	$1,000.40		$0.89	$1,000.00	$1,000.50		$0.89	$1,000.00	$1,000.50		$0.84
Hypothetical 5% return	1,000.00	1,023.80	+	1.00	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.95	+	0.85

FST Select Shares
Actual	1,000.00	1,000.20		1.09	1,000.00	1,000.30		1.04	1,000.00	1,000.40		1.04	1,000.00	1,000.40		0.99
Hypothetical 5% return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.75	+	1.05	1,000.00	1,023.75	+	1.05	1,000.00	1,023.80	+	1.00

FST Preferred Shares
Actual	1,000.00	1,000.10		1.24	1,000.00	1,000.10		1.24	1,000.00	1,000.10		1.29	1,000.00	1,000.20		1.24
Hypothetical 5% return	1,000.00	1,023.55	+	1.25	1,000.00	1,023.55	+	1.25	1,000.00	1,023.51	+	1.30	1,000.00	1,023.55	+	1.25

FST Capital Shares
Actual	1,000.00	1,000.00		1.24	1,000.00	1,000.10		1.29	1,000.00	1,000.10		1.34	1,000.00	1,000.10		1.29
Hypothetical 5% return	1,000.00	1,023.55	+	1.25	1,000.00	1,023.51	+	1.30	1,000.00	1,023.46	+	1.35	1,000.00	1,023.51	+	1.30

FST Administration Shares
Actual	1,000.00	1,000.00		1.24	1,000.00	1,000.00		1.29	1,000.00	1,000.00		1.39	1,000.00	1,000.10		1.34
Hypothetical 5% return	1,000.00	1,023.55	+	1.25	1,000.00	1,023.51	+	1.30	1,000.00	1,023.41	+	1.40	1,000.00	1,023.46	+	1.35

FST Service Shares
Actual	1,000.00	1,000.00		1.24	1,000.00	1,000.00		1.29	1,000.00	1,000.00		1.39	1,000.00	1,000.10		1.34
Hypothetical 5% return	1,000.00	1,023.55	+	1.25	1,000.00	1,023.51	+	1.30	1,000.00	1,023.41	+	1.40	1,000.00	1,023.46	+	1.35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2010 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*	9/1/09	2/28/10		2/28/10*
FST Shares
Actual	$1,000.00	$1,000.80		$0.89	$1,000.00	$1,000.10		$0.60	$1,000.00	$1,000.20		$0.89
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,024.20	+	0.60	1,000.00	1,023.90	+	0.90

FST Select Shares
Actual	1,000.00	1,000.70		1.04	1,000.00	1,000.10		0.60	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00

FST Preferred Shares
Actual	1,000.00	1,000.30		1.34	1,000.00	1,000.10		0.60	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.46	+	1.35	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00

FST Capital Shares
Actual	1,000.00	1,000.20		1.49	1,000.00	1,000.10		0.60	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00

FST Administration Shares
Actual	1,000.00	1,000.20		1.49	1,000.00	1,000.10		0.60	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00

FST Service Shares
Actual	1,000.00	1,000.20		1.54	1,000.00	1,000.10		0.60	1,000.00	1,000.10		0.99
Hypothetical 5% return	1,000.00	1,023.26	+	1.56	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

	FST	FST Select	FST Preferred	FST Capital	FST Administration	FST Service
Fund	Shares	Shares	Shares	Shares	Shares	Shares

Federal	0.20%	0.22%	0.25%	0.25%	0.25%	0.25%
Government	0.18	0.21	0.25	0.26	0.26	0.26
Money Market	0.18	0.21	0.26	0.27	0.28	0.28
Prime Obligations	0.17	0.20	0.25	0.26	0.27	0.27
Tax-Free Money Market	0.18	0.21	0.27	0.30	0.30	0.31
Treasury Instruments	0.12	0.12	0.12	0.12	0.12	0.12
Treasury Obligations	0.18	0.20	0.20	0.20	0.20	0.20

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $753.4 billion in assets under management as of December 31, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2] ■ Institutional Liquid Assets Prime Obligations Portfolio
■ Institutional Liquid Assets Tax-Exempt Diversified Portfolio
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Tax-Free Money Market Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund

■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund
■ Structured International Equity Flex Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2008 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, May 2009.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.

Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s Website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The Standardized 7-Day Effective Yield is calculated on a monthly basis in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The Standardized 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

A prospectus for the Fund containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Funds.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2010 Goldman, Sachs & Co. All rights reserved. 34777.MF.TMPL / FSQSAR10 / 223K / 04-10

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

/s/ George F. Travers

By: George F. Travers
Chief Financial Officer of
Goldman Sachs Trust

Date: May 7, 2010